UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 5 of its series:

Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Income Fund, Allspring Special Global Small Cap Fund, Allspring International Equity Fund and Allspring Special International Small Cap Fund.

Date of reporting period: April 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
April 30, 2022
Allspring
Emerging Markets Equity Fund

The views expressed and any forward-looking statements are as of April 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Emerging Markets Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Emerging Markets Equity Fund for the six-month period that ended April 30, 2022. Global stocks and bonds declined during a challenging period. Despite progress on a global economic recovery from COVID-19, a spike in inflation, concerns regarding anticipated tightening of central bank monetary policy and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Major stock and bond indexes, both U.S. and global, had substantial six-month losses.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 returned -9.65%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -11.87%, while the MSCI EM Index (Net) (USD),3 trailed both developed market counterparts with a return of -14.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.47%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 13.25%, the Bloomberg Municipal Bond Index,6 returned -7.90%, and the ICE BofA U.S. High Yield Index,7 lost 7.22%.
Inflationary concerns and the Russia-Ukraine war caused markets to retreat.
In November 2021, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of multiple rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Emerging Markets Equity Fund

Letter to shareholders (unaudited)
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate increase was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Emerging Markets Equity Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Emerging Markets Equity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Derrick Irwin, CFA®‡, Richard Peck, CFA®‡, Yi (Jerry) Zhang, Ph.D., CFA®‡

Average annual total returns (%) as of April 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EMGAX)	9-6-1994	-32.50	1.10	1.35	-28.39	2.30	1.95	1.49	1.45
Class C (EMGCX)	9-6-1994	-29.94	1.56	1.19	-28.94	1.56	1.19	2.24	2.20
Class R6 (EMGDX)[3]	6-28-2013	–	–	–	-28.11	2.74	2.40	1.06	1.02
Administrator Class (EMGYX)	9-6-1994	–	–	–	-28.36	2.60	2.17	1.41	1.37
Institutional Class (EMGNX)	7-30-2010	–	–	–	-28.17	2.67	2.34	1.16	1.12
MSCI EM Index (Net) (USD)[4]	–	–	–	–	-18.33	4.32	2.89	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through February 28, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.44% for Class A, 2.19% for Class C, 1.01% for Class R6, 1.36% for Administrator Class, and 1.11% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Emerging Markets Equity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2022[1]
Samsung Electronics Company Limited	6.11
Taiwan Semiconductor Manufacturing Company Limited ADR	4.57
Tencent Holdings Limited	4.53
Reliance Industries Limited GDR	3.46
Taiwan Semiconductor Manufacturing Company Limited	3.11
Fomento Economico Mexicano SAB de CV ADR	2.70
Meituan Dianping	2.37
Uni-President Enterprises Corporation	2.32
AIA Group Limited	2.26
Li Ning Company Limited	2.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Emerging Markets Equity Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 808.33	$ 6.41	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$ 7.15	1.43%
Class C
Actual	$1,000.00	$ 805.21	$ 9.80	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.93	$10.94	2.19%
Class R6
Actual	$1,000.00	$ 809.93	$ 4.53	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$ 5.06	1.01%
Administrator Class
Actual	$1,000.00	$ 808.22	$ 6.10	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$ 6.80	1.36%
Institutional Class
Actual	$1,000.00	$ 809.47	$ 4.98	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$ 5.56	1.11%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 93.77%
Argentina: 0.23%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail) †	11,216	$ 10,920,234
Brazil: 7.52%
Ambev SA ADR (Consumer staples, Beverages)	3,464,500	10,081,695
Americanas SA (Consumer discretionary, Internet & direct marketing retail)	17,094,548	82,984,082
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	7,527,000	31,317,143
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	21,479,015	57,781,915
Banco Bradesco SA ADR (Financials, Banks)	5,976,277	21,514,597
Banco Inter SA (Financials, Banks)	905,400	2,778,126
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,855,794	4,913,379
BRF Brazil Foods SA ADR (Consumer staples, Food products) †«	10,957,912	30,682,154
Companhia Brasileira de Aluminio (Materials, Metals & mining)	3,252,600	11,276,320
Diagnosticos da America SA (Health care, Health care providers & services)	2,980,473	13,690,782
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A	19,927,335	35,348,806
Lojas Renner SA (Consumer discretionary, Multiline retail)	6,706,892	32,218,911
Magazine Luiza SA (Consumer discretionary, Multiline retail)	8,121,700	8,016,646
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	2,346,906	11,701,419
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	8,331,443
		362,637,418
Chile: 1.57%
Banco Santander Chile SA ADR (Financials, Banks)	1,190,492	23,143,164
Falabella SA (Consumer discretionary, Multiline retail)	18,738,871	52,628,636
		75,771,800
China: 25.33%
51job Incorporated ADR (Industrials, Professional services) †«	917,541	55,832,370
Agora Incorporated ADR (Information technology, Software) †«	654,765	4,825,618
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	1,810,000	22,077,796
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	1,039,837	100,957,774
Bilibili Incorporated ADR (Communication services, Entertainment) †«	2,771,012	67,446,432
China Life Insurance Company Limited Class H (Financials, Insurance)	23,043,190	33,485,708
China Literature Limited (Communication services, Media) 144A†	3,169,968	13,320,585
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  9

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
China: (continued)
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	$ 40,725,489
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	16,551,464
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	10,380,249
Hua Medicine Limited (Health care, Pharmaceuticals) 144A†	8,733,136	3,465,270
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail) †	220,700	6,881,103
Koolearn Technology Holding Limited (Consumer discretionary, Diversified consumer services) 144A†«	4,412,215	1,912,124
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	13,904,707	108,375,606
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	5,337,600	114,365,528
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services) †	678,189	8,511,272
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	32,290,600	34,400,727
Tencent Holdings Limited (Communication services, Interactive media & services)	4,634,700	218,409,705
Tencent Music Entertainment ADR (Communication services, Entertainment) †	3,896,603	16,560,563
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	3,031,887
Trip.com Group Limited ADR (Consumer discretionary, Hotels, restaurants & leisure) †	2,216,013	52,408,707
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	6,522,500	52,807,194
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	3,950,000	3,125,240
Uxin Limited ADR Class A (Consumer discretionary, Internet & direct marketing retail) ♦†	23,979,831	6,324,273
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	6,128,039	46,940,779
Want Want China Holdings Limited (Consumer staples, Food products)	76,125,800	68,716,180
Weibo Corporation ADR (Communication services, Interactive media & services) †	2,101,212	48,622,046
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	27,921,900	42,506,576
Zepp Health Corporation ADR Class A (Information technology, Electronic equipment, instruments & components)	2,439,291	5,903,084
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products) 144A«	25,612,726	13,181,842
		1,222,053,191
Colombia: 0.40%
Bancolombia SA ADR (Financials, Banks)	499,100	19,350,107
Hong Kong: 4.92%
AIA Group Limited (Financials, Insurance)	11,077,500	108,822,674
Johnson Electric Holdings Limited (Consumer discretionary, Auto components)	4,183,050	4,749,949
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing) «	84,455,400	$ 26,216,078
WH Group Limited (Consumer staples, Food products) 144A	140,938,195	97,331,788
		237,120,489
India: 12.70%
Axis Bank Limited (Financials, Banks) †	4,251,923	40,080,924
Bajaj Finance Limited (Financials, Consumer finance)	410,281	35,367,009
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	6,140,844
Bharti Airtel Limited (Communication services, Wireless telecommunication services) †	4,869,052	46,729,841
Bharti Airtel Limited (Communication services, Wireless telecommunication services) †	347,789	1,540,438
Dalmia Bharat Limited (Materials, Construction materials)	624,658	12,339,263
Fortis Healthcare Limited (Health care, Health care providers & services) †	5,634,970	19,539,356
HDFC Bank Limited (Financials, Banks)	2,200,000	39,441,222
HDFC Bank Limited ADR (Financials, Banks)	428,752	23,671,398
Housing Development Finance Corporation Limited (Financials, Thrifts & mortgage finance)	1,115,700	32,190,110
Indus Towers Limited (Communication services, Diversified telecommunication services) †	1,843,851	5,012,730
ITC Limited (Consumer staples, Tobacco)	19,483,960	65,669,000
JM Financial Limited (Financials, Capital markets)	11,571,429	11,530,498
Kotak Mahindra Bank Limited (Financials, Banks)	1,117,262	25,909,455
Max Financial Services Limited (Financials, Insurance) †	925,389	9,124,972
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	750,000	27,174,317
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A	2,332,274	166,780,706
SBI Life Insurance Company Limited (Financials, Insurance) 144A	964,273	13,849,536
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,505,842
Spandana Sphoorty Financial Limited (Financials, Consumer finance) †	440,254	2,626,753
Ultra Tech Cement Limited (Materials, Construction materials)	296,000	25,492,496
		612,716,710
Indonesia: 3.08%
PT Astra International Tbk (Consumer discretionary, Automobiles)	79,651,000	41,589,093
PT Bank Central Asia Tbk (Financials, Banks)	62,747,500	35,193,291
PT Link Net Tbk (Communication services, Diversified telecommunication services)	38,278,161	12,119,525
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	49,000,000	15,615,645
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services)	1,387,471	44,149,327
		148,666,881
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  11

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Luxembourg: 0.24%
InPost SA (Industrials, Industrial conglomerates) †	1,872,122	$ 11,477,742
Mexico: 8.08%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	4,412,304	85,731,067
Becle SAB de CV ADR (Consumer staples, Beverages)	12,667,225	31,571,071
Cemex SAB de CV ADR (Materials, Construction materials) †	5,031,948	22,140,571
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	68,940,122	75,337,011
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,746,182	130,509,643
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,800,488	25,049,158
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	5,522,900	19,575,692
		389,914,213
Nigeria: 0.11%
IHS Holding Limited (Communication services, Diversified telecommunication services) †	493,367	5,180,354
Peru: 0.18%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining)	896,695	8,464,801
Philippines: 0.60%
Ayala Corporation (Industrials, Industrial conglomerates)	837,624	11,785,982
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	4,151,714
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	13,258,526
		29,196,222
Russia: 0.00%
Fix Price Group Limited GDR (Acquired 3/5/2021, cost $18,030,080) (Consumer discretionary, Specialty retail) >	1,849,239	0
Headhunter Group plc ADR (Acquired 5/9/2019, cost $4,133,160) (Industrials, Professional services) >	306,160	0
Lukoil PJSC ADR (Acquired 4/9/2002, cost $16,128,202) (Energy, Oil, gas & consumable fuels) >	340,179	0
Magnit PJSC (Acquired 4/29/2013, cost $32,870,256) (Consumer staples, Food & staples retailing) >	233,669	0
Ozon Holdings plc ADR (Acquired 11/24/2020, cost $2,541,390) (Consumer discretionary, Internet & direct marketing retail) >«	84,713	0
Sberbank PJSC ADR (Acquired 8/18/2011, cost $17,157,125) (Financials, Banks) >	1,500,114	0
Yandex NV Class A (Acquired 11/30/2012, cost $30,036,086) (Communication services, Interactive media & services) >	1,147,406	0
		0
South Africa: 2.71%
MTN Group Limited (Communication services, Wireless telecommunication services)	4,118,543	43,681,244
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
South Africa: (continued)
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,331,500	$ 48,120,288
Standard Bank Group Limited (Financials, Banks)	2,177,090	23,071,722
Tiger Brands Limited (Consumer staples, Food products)	1,631,933	16,017,072
		130,890,326
South Korea: 11.46%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,744,713	66,093,852
KT&G Corporation (Consumer staples, Tobacco)	332,091	21,808,031
LG Chem Limited (Materials, Chemicals)	53,109	21,751,586
Naver Corporation (Communication services, Interactive media & services)	278,500	62,038,381
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	5,530,800	294,755,946
Samsung Life Insurance Company Limited (Financials, Insurance)	693,337	35,642,787
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	578,500	50,692,853
		552,783,436
Taiwan: 12.48%
104 Corporation (Industrials, Professional services)	1,655,000	11,115,930
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,671,881	73,658,359
President Chain Store Corporation (Consumer staples, Food & staples retailing)	3,770,000	34,882,428
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	8,305,224	150,180,413
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,371,552	220,388,327
Uni-President Enterprises Corporation (Consumer staples, Food products)	48,312,368	111,776,406
		602,001,863
Thailand: 2.11%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	8,458,278
PTT PCL (Energy, Oil, gas & consumable fuels)	21,559,000	23,430,895
SCB X PCL (Financials, Banks)	8,405,100	28,221,504
Thai Beverage PCL (Consumer staples, Beverages)	84,427,000	41,589,462
		101,700,139
Turkey: 0.05%
Avivasa Emeklilik Ve Hayat SA (Financials, Insurance)	1,901,979	2,575,022
Total Common stocks (Cost $4,119,099,437)		4,523,420,948

The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  13

Portfolio of investments—April 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA (Energy, Energy equipment & services) ♦†	6.50%	4-15-2049	$ 303,000	$ 0
Total Convertible debentures (Cost $160,691)				0

		Yield	Shares
Short-term investments: 9.50%
Investment companies: 9.50%
Allspring Government Money Market Fund Select Class ♠∞		0.26	307,221,568	307,221,568
Securities Lending Cash Investments LLC ♠∩∞		0.46	151,024,820	151,024,820
Total Short-term investments (Cost $458,246,388)				458,246,388
Total investments in securities (Cost $4,577,506,516)	103.27%			4,981,667,336
Other assets and liabilities, net	(3.27)			(157,745,450)
Total net assets	100.00%			$4,823,921,886

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $120,896,299), representing 0.00% of its net assets as of period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$342,869,585	$424,817,185	$(460,465,202)	$0	$0	$ 307,221,568	307,221,568	$ 94,803
Securities Lending Cash Investments LLC	46,289,014	500,660,894	(395,925,088)	0	0	151,024,820	151,024,820	90,265 #
				$0	$0	$458,246,388		$185,068

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—April 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $146,090,285 of securities loaned), at value (cost $4,119,260,128)	$ 4,523,420,948
Investments in affiliated securities, at value (cost $458,246,388)	458,246,388
Foreign currency, at value (cost $7,342,621)	6,220,572
Receivable for Fund shares sold	8,781,700
Receivable for dividends	5,362,873
Receivable for securities lending income, net	180,981
Prepaid expenses and other assets	929,089
Total assets	5,003,142,551
Liabilities
Payable upon receipt of securities loaned	151,024,820
Contingent tax liability	11,909,238
Payable for Fund shares redeemed	10,607,614
Management fee payable	3,800,245
Payable for investments purchased	1,347,231
Administration fees payable	523,731
Distribution fee payable	5,334
Trustees’ fees and expenses payable	2,452
Total liabilities	179,220,665
Total net assets	$4,823,921,886
Net assets consist of
Paid-in capital	$ 4,473,485,147
Total distributable earnings	350,436,739
Total net assets	$4,823,921,886
Computation of net asset value and offering price per share
Net assets – Class A	$ 177,010,117
Shares outstanding – Class A1	7,291,612
Net asset value per share – Class A	$24.28
Maximum offering price per share – Class A2	$25.76
Net assets – Class C	$ 8,101,361
Shares outstanding – Class C1	403,275
Net asset value per share – Class C	$20.09
Net assets – Class R6	$ 442,646,733
Shares outstanding – Class R6[1]	17,510,299
Net asset value per share – Class R6	$25.28
Net assets – Administrator Class	$ 56,248,294
Shares outstanding – Administrator Class[1]	2,188,346
Net asset value per share – Administrator Class	$25.70
Net assets – Institutional Class	$ 4,139,915,381
Shares outstanding – Institutional Class[1]	163,783,400
Net asset value per share – Institutional Class	$25.28
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  15

Statement of operations—six months ended April 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $6,271,909)	$ 43,789,899
Income from affiliated securities	574,424
Total investment income	44,364,323
Expenses
Management fee	27,287,580
Administration fees
Class A	218,194
Class C	10,786
Class R6	74,795
Administrator Class	43,748
Institutional Class	3,015,450
Shareholder servicing fees
Class A	259,755
Class C	12,794
Administrator Class	79,190
Distribution fee
Class C	38,244
Custody and accounting fees	851,098
Professional fees	32,197
Registration fees	63,314
Shareholder report expenses	180,968
Trustees’ fees and expenses	9,976
Other fees and expenses	86,685
Total expenses	32,264,774
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,554,922)
Class A	(29,287)
Class C	(3)
Class R6	(36,259)
Administrator Class	(746)
Institutional Class	(320,173)
Net expenses	30,323,384
Net investment income	14,040,939
Realized and unrealized gains (losses) on investments
Net realized gains on investments	18,224,445
Net change in unrealized gains (losses) on investments (net of deferred foreign capital gain tax of $3,481,017)	(1,147,065,985)
Net realized and unrealized gains (losses) on investments	(1,128,841,540)
Net decrease in net assets resulting from operations	$(1,114,800,601)
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Emerging Markets Equity Fund

Statement of changes in net assets

	Six months ended April 30, 2022 (unaudited)		Year ended October 31, 2021
Operations
Net investment income		$ 14,040,939		$ 6,949,032
Net realized gains on investments		18,224,445		133,343,798
Net change in unrealized gains (losses) on investments		(1,147,065,985)		261,905,138
Net increase (decrease) in net assets resulting from operations		(1,114,800,601)		402,197,968
Distributions to shareholders from
Net investment income and net realized gains
Class A		(523,337)		(153,789)
Class R6		(3,926,921)		(1,997,619)
Administrator Class		(226,378)		(99,238)
Institutional Class		(29,592,409)		(16,550,884)
Total distributions to shareholders		(34,269,045)		(18,801,530)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	318,224	8,877,709	1,279,782	41,046,133
Class C	7,552	181,228	62,037	1,713,686
Class R6	2,143,902	62,415,112	9,192,248	309,903,863
Administrator Class	127,915	3,715,160	498,122	17,534,140
Institutional Class	21,776,603	617,856,505	70,742,883	2,393,030,346
		693,045,714		2,763,228,168
Reinvestment of distributions
Class A	17,202	485,624	4,479	141,490
Class R6	113,499	3,332,328	50,522	1,661,164
Administrator Class	7,483	223,655	2,928	97,946
Institutional Class	998,541	29,327,151	498,950	16,405,460
		33,368,758		18,306,060
Payment for shares redeemed
Class A	(773,977)	(21,374,273)	(1,235,712)	(40,017,608)
Class C	(95,658)	(2,172,362)	(452,222)	(11,814,354)
Class R6	(1,805,669)	(52,037,980)	(3,539,255)	(119,511,518)
Administrator Class	(396,513)	(11,774,275)	(598,958)	(20,572,954)
Institutional Class	(28,750,483)	(859,973,686)	(40,944,202)	(1,393,110,438)
		(947,332,576)		(1,585,026,872)
Net increase (decrease) in net assets resulting from capital share transactions		(220,918,104)		1,196,507,356
Total increase (decrease) in net assets		(1,369,987,750)		1,579,903,794
Net assets
Beginning of period		6,193,909,636		4,614,005,842
End of period		$ 4,823,921,886		$ 6,193,909,636
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$30.11	$27.39	$25.29	$21.16	$24.83	$20.49
Net investment income (loss)	0.03 [1]	(0.07) [1]	0.00 [2]	0.10	0.07	(0.03) [1]
Payment from affiliate	0.00	0.00	0.00 [2]	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(5.79)	2.81	2.28	4.11	(3.70)	4.50
Total from investment operations	(5.76)	2.74	2.28	4.21	(3.63)	4.47
Distributions to shareholders from
Net investment income	(0.07)	(0.02)	(0.18)	(0.08)	(0.04)	(0.13)
Net asset value, end of period	$24.28	$30.11	$27.39	$25.29	$21.16	$24.83
Total return[3]	(19.17)%	10.00%	9.03% [4]	19.95%	(14.65)%	21.99%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.48%	1.54%	1.57%	1.58%	1.58%
Net expenses	1.43%	1.46%	1.52%	1.57%	1.57%	1.58%
Net investment income (loss)	0.21%	(0.21)%	0.13%	0.43%	0.38%	(0.13)%
Supplemental data
Portfolio turnover rate	1%	9%	12%	8%	11%	13%
Net assets, end of period (000s omitted)	$177,010	$232,735	$210,393	$227,811	$201,515	$268,384

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Emerging Markets Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.95	$22.86	$21.09	$17.71	$20.92	$17.28
Net investment loss	(0.06) [1]	(0.27) [1]	(0.14) [1]	(0.07) [1]	(0.08) [1]	(0.08)
Payment from affiliate	0.00	0.00	0.04	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(4.80)	2.36	1.87	3.45	(3.13)	3.72
Total from investment operations	(4.86)	2.09	1.77	3.38	(3.21)	3.64
Net asset value, end of period	$20.09	$24.95	$22.86	$21.09	$17.71	$20.92
Total return[2]	(19.48)%	9.14%	8.39% [3]	19.09%	(15.34)%	21.06%
Ratios to average net assets (annualized)
Gross expenses	2.25%	2.23%	2.29%	2.32%	2.33%	2.31%
Net expenses	2.19%	2.22%	2.28%	2.32%	2.32%	2.31%
Net investment loss	(0.55)%	(0.98)%	(0.64)%	(0.37)%	(0.38)%	(0.43)%
Supplemental data
Portfolio turnover rate	1%	9%	12%	8%	11%	13%
Net assets, end of period (000s omitted)	$8,101	$12,260	$20,149	$29,484	$49,103	$69,845

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.18% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$31.45	$28.59	$26.39	$22.10	$26.00	$21.46
Net investment income	0.09	0.08 [1]	0.17	0.22 [1]	0.23 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	(6.04)	2.92	2.33	4.27	(3.92)	4.59
Total from investment operations	(5.95)	3.00	2.50	4.49	(3.69)	4.76
Distributions to shareholders from
Net investment income	(0.22)	(0.14)	(0.30)	(0.20)	(0.21)	(0.22)
Net asset value, end of period	$25.28	$31.45	$28.59	$26.39	$22.10	$26.00
Total return[2]	(19.01)%	10.47%	9.49%	20.50%	(14.33)%	22.53%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.05%	1.11%	1.14%	1.16%	1.14%
Net expenses	1.01%	1.04%	1.11%	1.14%	1.15%	1.14%
Net investment income	0.63%	0.23%	0.55%	0.88%	0.90%	0.76%
Supplemental data
Portfolio turnover rate	1%	9%	12%	8%	11%	13%
Net assets, end of period (000s omitted)	$442,647	$536,456	$324,637	$351,829	$326,131	$192,929

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Emerging Markets Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$31.89	$29.01	$26.50	$22.18	$26.08	$21.53
Net investment income (loss)	0.04 [1]	(0.05) [1]	0.05 [1]	0.13 [1]	0.12 [1]	0.10 [1]
Payment from affiliate	0.00	0.00	0.31	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(6.13)	2.97	2.35	4.30	(3.90)	4.61
Total from investment operations	(6.09)	2.92	2.71	4.43	(3.78)	4.71
Distributions to shareholders from
Net investment income	(0.10)	(0.04)	(0.20)	(0.11)	(0.12)	(0.16)
Net asset value, end of period	$25.70	$31.89	$29.01	$26.50	$22.18	$26.08
Total return[2]	(19.18)%	10.09%	10.25% [3]	20.09%	(14.57)%	22.10%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.40%	1.46%	1.49%	1.50%	1.48%
Net expenses	1.36%	1.38%	1.43%	1.46%	1.46%	1.46%
Net investment income (loss)	0.28%	(0.13)%	0.20%	0.54%	0.48%	0.42%
Supplemental data
Portfolio turnover rate	1%	9%	12%	8%	11%	13%
Net assets, end of period (000s omitted)	$56,248	$78,118	$73,888	$104,869	$103,740	$144,421

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 1.16% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$31.42	$28.57	$26.38	$22.10	$25.99	$21.46
Net investment income	0.08	0.04 [1]	0.14	0.19	0.19	0.19 [1]
Net realized and unrealized gains (losses) on investments	(6.03)	2.92	2.34	4.28	(3.89)	4.55
Total from investment operations	(5.95)	2.96	2.48	4.47	(3.70)	4.74
Distributions to shareholders from
Net investment income	(0.19)	(0.11)	(0.29)	(0.19)	(0.19)	(0.21)
Net asset value, end of period	$25.28	$31.42	$28.57	$26.38	$22.10	$25.99
Total return[2]	(19.05)%	10.39%	9.42%	20.40%	(14.35)%	22.42%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.15%	1.21%	1.25%	1.25%	1.23%
Net expenses	1.11%	1.14%	1.18%	1.19%	1.19%	1.20%
Net investment income	0.53%	0.12%	0.49%	0.81%	0.75%	0.82%
Supplemental data
Portfolio turnover rate	1%	9%	12%	8%	11%	13%
Net assets, end of period (000s omitted)	$4,139,915	$5,334,340	$3,984,940	$3,475,314	$2,790,071	$3,423,366

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.

Allspring Emerging Markets Equity Fund  |  23

Notes to financial statements (unaudited)
On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

24  |  Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2022, the aggregate cost of all investments for federal income tax purposes was $4,640,995,268 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 1,367,537,655
Gross unrealized losses	(1,026,865,587)
Net unrealized gains	$ 340,672,068
As of October 31, 2021, the Fund had capital loss carryforwards which consisted of $8,344,422 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Markets Equity Fund  |  25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$ 10,920,234	$ 0	$0	$ 10,920,234
Brazil	362,637,418	0	0	362,637,418
Chile	75,771,800	0	0	75,771,800
China	441,097,485	780,955,706	0	1,222,053,191
Colombia	19,350,107	0	0	19,350,107
Hong Kong	0	237,120,489	0	237,120,489
India	23,671,398	589,045,312	0	612,716,710
Indonesia	71,884,497	76,782,384	0	148,666,881
Luxembourg	0	11,477,742	0	11,477,742
Mexico	389,914,213	0	0	389,914,213
Nigeria	5,180,354	0	0	5,180,354
Peru	8,464,801	0	0	8,464,801
Philippines	17,410,240	11,785,982	0	29,196,222
Russia	0	0	0	0
South Africa	16,017,072	114,873,254	0	130,890,326
South Korea	66,093,852	486,689,584	0	552,783,436
Taiwan	220,388,327	381,613,536	0	602,001,863
Thailand	28,221,504	73,478,635	0	101,700,139
Turkey	0	2,575,022	0	2,575,022
Convertible debentures	0	0	0	0
Short-term investments
Investment companies	458,246,388	0	0	458,246,388
Total assets	$2,215,269,690	$2,766,397,646	$0	$4,981,667,336
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

26  |  Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2022, the management fee was equivalent to an annual rate of 1.01% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.44%
Class C	2.19
Class R6	1.01
Administrator Class	1.36
Institutional Class	1.11

Allspring Emerging Markets Equity Fund  |  27

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2022, Allspring Funds Distributor received $2,291 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2022 were $75,848,789 and $224,877,108, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$44,197,794	$(44,197,794)	$0
Barclays Capital Incorporated	749,108	(749,108)	0
Citigroup Global Markets Incorporated	64,409,530	(64,409,530)	0
Deutsche Bank Securities Incorporated	257,172	(257,172)	0
JPMorgan Securities LLC	20,347,559	(20,347,559)	0
Morgan Stanley & Company LLC	13,428,543	(13,428,543)	0
National Financial Services LLC	997,650	(997,650)	0
UBS Securities LLC	1,702,929	(1,702,929)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

28  |  Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in China and Hong Kong. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2022, the Fund held Russian securities representing 0.00% of its total net assets with unrealized losses in the amount of $(120,896,299).
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Emerging Markets Equity Fund  |  29

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2021. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$10,529,686	$0.0533	80.03%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Emerging Markets Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 137 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Emerging Markets Equity Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Emerging Markets Equity Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Markets Equity Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00398 06-22
SA238/SAR238 04-22

Semi-Annual Report
April 30, 2022
Allspring Emerging Markets
Equity Income Fund

The views expressed and any forward-looking statements are as of April 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Emerging Markets Equity Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2022. Global stocks and bonds declined during a challenging period. Despite progress on a global economic recovery from COVID-19, a spike in inflation, concerns regarding anticipated tightening of central bank monetary policy and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Major stock and bond indexes, both U.S. and global, had substantial six-month losses.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 returned -9.65%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -11.87%, while the MSCI EM Index (Net) (USD),3 trailed both developed market counterparts with a return of -14.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.47%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 13.25%, the Bloomberg Municipal Bond Index,6 returned -7.90%, and the ICE BofA U.S. High Yield Index,7 lost 7.22%.
Inflationary concerns and the Russia-Ukraine war caused markets to retreat.
In November 2021, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of multiple rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Emerging Markets Equity Income Fund

Letter to shareholders (unaudited)
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate increase was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Emerging Markets Equity Income Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Emerging Markets Equity Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks to achieve long-term capital appreciation and current income
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Alison Shimada, Elaine Tse

Average annual total returns (%) as of April 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (EQIAX)	5-31-2012	-17.11	1.78	3.44	-12.07	2.99	4.05	1.63	1.55
Class C (EQICX)	5-31-2012	-13.77	2.19	3.27	-12.77	2.19	3.27	2.38	2.30
Class R (EQIHX)[3]	9-30-2015	–	–	–	-12.24	2.79	3.83	1.88	1.80
Class R6 (EQIRX)[4]	9-30-2015	–	–	–	-11.75	3.41	4.49	1.20	1.17
Administrator Class (EQIDX)	5-31-2012	–	–	–	-12.00	3.11	4.23	1.55	1.45
Institutional Class (EQIIX)	5-31-2012	–	–	–	-11.82	3.35	4.44	1.30	1.22
MSCI EM Index (Net) (USD)[5]	–	–	–	–	-18.33	4.32	4.16 *	–	–
MSCI EM High Dividend Yield Index (Net) (USD)[6]	–	–	–	–	-10.52	2.52	1.98 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through February 28, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.80% for Class R, 1.17% for Class R6, 1.45% for Administrator Class, and 1.22% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[6]	The MSCI EM High Dividend Yield Index (Net) (USD) is based on the MSCI EM Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. You cannot invest directly in an index.

6  |  Allspring Emerging Markets Equity Income Fund

Performance highlights (unaudited)
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Emerging Markets Equity Income Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2022[1]
Taiwan Semiconductor Manufacturing Company Limited	7.35
Samsung Electronics Company Limited	2.86
Alibaba Group Holding Limited	2.68
Samsung Electronics Company Limited	2.37
China Construction Bank Class H	1.66
Postal Savings Bank of China Company Limited Class H	1.63
CTBC Financial Holding Company Limited	1.62
China Resources Land Limited	1.45
Midea Group Company Limited Class A	1.43
KB Financial Group Incorporated	1.43
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Emerging Markets Equity Income Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 900.33	$ 7.21	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$ 7.65	1.53%
Class C
Actual	$1,000.00	$ 896.48	$10.82	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Class R
Actual	$1,000.00	$ 899.31	$ 8.24	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$ 8.75	1.75%
Class R6
Actual	$1,000.00	$ 901.58	$ 5.52	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$ 5.86	1.17%
Administrator Class
Actual	$1,000.00	$ 900.36	$ 6.69	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$ 7.10	1.42%
Institutional Class
Actual	$1,000.00	$ 901.29	$ 5.75	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$ 6.11	1.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring Emerging Markets Equity Income Fund  |  9

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 90.59%
Brazil: 4.83%
Ambev SA (Consumer staples, Beverages)	784,800	$ 2,304,897
Banco BTG Pactual SA (Financials, Capital markets)	574,072	2,681,120
BB Seguridade Participacoes SA (Financials, Insurance)	684,100	3,518,778
Companhia Brasileira de Aluminio (Materials, Metals & mining)	517,700	1,794,795
Minerva SA (Consumer staples, Food products)	1,019,056	2,706,380
Vale SA (Materials, Metals & mining)	202,400	3,409,803
		16,415,773
Chile: 1.37%
Banco Santander Chile SA (Financials, Banks)	33,510,699	1,612,346
Sociedad Quimica Minera de Chile (Materials, Chemicals)	41,132	3,035,542
		4,647,888
China: 25.43%
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	746,500	9,105,566
Baidu Incorporated Class A (Communication services, Interactive media & services) †	266,194	4,244,118
Baoshan Iron & Steel Company Limited Class A (Materials, Metals & mining)	2,752,810	2,678,998
Beijing Jingneng Power Company Class H (Utilities, Electric utilities)	7,240,000	1,844,831
China Construction Bank Class H (Financials, Banks)	7,921,000	5,642,913
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	1,268,400	2,542,345
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	2,016,000	2,063,898
China Resources Land Limited (Real estate, Real estate management & development)	1,102,000	4,921,766
China State Construction International Holdings (Industrials, Construction & engineering)	3,558,000	4,592,092
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	1,189,395	4,088,370
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	2,259,500	2,095,183
ENN Energy Holdings Limited (Utilities, Gas utilities)	162,600	2,178,039
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	2,468,000	2,092,607
Huatai Securities Company Limited H Shares (Financials, Capital markets) 144A	1,147,400	1,577,022
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	544,978	3,167,559
Kunlun Energy Company Limited (Utilities, Gas utilities)	2,042,000	1,694,629
LB Group Company Limited Class A (Materials, Chemicals)	421,175	1,158,094
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	2,554,000	2,479,941
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	567,459	4,870,452
Nari Technology Company Limited (Industrials, Electrical equipment)	400,401	1,925,076
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	1,583,000	1,398,002
Ping An Insurance Group Company Class H (Financials, Insurance)	305,500	1,930,978
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	7,309,000	5,541,537
Tingyi Holding Corporation (Consumer staples, Food products)	1,762,000	3,215,933
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	3,024,000	2,312,908
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Xinyangfeng Agricultural Technology Company Limited (Materials, Chemicals)	736,500	$ 1,728,154
Zhejiang NHU Company Limited (Health care, Biotechnology)	872,218	3,527,974
Zoomlion Heavy Industry Science and Technology Company Limited Class H (Industrials, Machinery)	3,198,600	1,870,238
		86,489,223
Hong Kong: 1.61%
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	1,950,000	3,404,302
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	1,238,400	2,076,453
		5,480,755
India: 11.57%
Bajaj Auto Limited (Consumer discretionary, Automobiles)	66,765	3,240,518
Bank of Baroda (Financials, Banks) †	1,490,520	2,176,133
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	88,050	1,900,115
Embassy Office Parks REIT (Real estate, Equity REITs)	547,780	2,749,792
Gail India Limited (Utilities, Gas utilities)	1,541,880	3,187,567
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	720,379	2,531,853
ICICI Securities Limited (Financials, Capital markets) 144A	310,727	2,262,768
Indus Towers Limited (Communication services, Diversified telecommunication services) †	1,352,670	3,677,396
Infosys Limited (Information technology, IT services)	234,075	4,744,040
LIC Housing Finance Limited (Financials, Diversified financial services)	599,011	2,935,425
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	1,604,470	3,325,112
Power Grid Corporation of India Limited (Utilities, Electric utilities)	1,304,640	3,866,112
Tech Mahindra Limited (Information technology, IT services)	168,323	2,749,072
		39,345,903
Indonesia: 2.41%
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	4,113,664	2,598,396
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	7,276,961	2,424,589
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	9,992,650	3,184,524
		8,207,509
Malaysia: 1.78%
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	5,167,900	3,592,312
RHB Bank Bhd (Financials, Banks)	1,717,800	2,461,061
		6,053,373
Mexico: 2.28%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	114,146	2,217,857
Grupo Financiero Banorte SAB de CV (Financials, Banks)	292,800	1,929,856
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	1,019,991	3,615,316
		7,763,029
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  11

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Panama: 0.78%
Copa Holdings SA Class A (Industrials, Airlines) †	35,375	$ 2,666,214
Peru: 0.82%
Southern Copper Corporation (Materials, Metals & mining)	44,943	2,798,601
Philippines: 0.97%
Bank of the Philippine Islands (Financials, Banks)	889,280	1,616,563
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	413,160	1,696,431
		3,312,994
Qatar: 0.91%
Qatar National Bank (Financials, Banks)	486,950	3,108,832
Russia: 0.00%
Alrosa PJSC (Acquired 5/6/2021, cost $1,726,284) (Materials, Metals & mining) >	1,142,750	0
Magnit PJSC (Acquired 2/3/2022, cost $1,919,054) (Consumer staples, Food & staples retailing) >	27,916	0
		0
Saudi Arabia: 3.55%
Alinma Bank (Financials, Banks)	380,204	4,170,588
Jarir Marketing Company (Consumer discretionary, Specialty retail)	34,780	1,776,064
National Commercial Bank (Financials, Banks)	201,881	4,231,388
Saudi Telecom Company (Communication services, Diversified telecommunication services)	62,026	1,907,333
		12,085,373
Singapore: 0.73%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	315,400	2,474,114
South Africa: 3.82%
Absa Group Limited (Financials, Banks)	267,844	2,893,670
Gold Fields Limited ADR (Materials, Metals & mining)	110,968	1,490,300
Mr Price Group Limited (Consumer discretionary, Specialty retail)	121,815	1,659,013
Standard Bank Group Limited (Financials, Banks)	296,512	3,142,287
The Bidvest Group Limited (Industrials, Industrial conglomerates)	278,649	3,819,889
		13,005,159
South Korea: 9.03%
Doosan Bobcat Incorporated (Industrials, Machinery)	76,476	2,484,947
Hana Financial Group Incorporated (Financials, Banks)	96,647	3,588,185
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	117,042	2,459,580
KB Financial Group Incorporated (Financials, Banks)	104,653	4,868,885
Kia Corporation (Consumer discretionary, Automobiles)	58,166	3,815,122
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	182,682	9,735,771
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	83,417	3,762,790
		30,715,280
Taiwan: 13.82%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	240,000	2,983,358
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
CTBC Financial Holding Company Limited (Financials, Banks)	5,610,000	$ 5,518,102
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	289,000	2,412,452
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	436,000	2,095,823
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	1,133,704	3,884,160
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	71,000	1,957,327
President Chain Store Corporation (Consumer staples, Food & staples retailing)	197,000	1,822,769
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,383,000	25,008,295
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	843,000	1,339,180
		47,021,466
Thailand: 2.21%
Bangkok Bank PCL (Financials, Banks)	908,400	3,470,392
Supalai PCL (Real estate, Real estate management & development)	2,733,200	1,741,965
Tisco Financial Group PCL (Financials, Banks)	871,800	2,299,661
		7,512,018
United Arab Emirates: 2.67%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	911,314	2,519,172
Aldar Properties PJSC (Real estate, Real estate management & development)	1,979,338	3,032,738
Dubai Electricity & Water Authority PJSC (Utilities, Multi-utilities) †	2,281,000	1,757,458
Fertiglobe plc (Materials, Chemicals)	1,165,431	1,759,984
		9,069,352
Total Common stocks (Cost $268,215,600)		308,172,856

	Dividend yield
Preferred stocks: 4.33%
Brazil: 1.25%
Itaúsa SA (Financials, Banks)	4.21%	1,399,929	2,607,904
Petroleo Brasil SP ADR (Energy, Oil, gas & consumable fuels)	23.19	134,100	1,645,407
			4,253,311
South Korea: 3.08%
LG Chem Limited (Materials, Chemicals)	5.15	12,160	2,398,575
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	2.62	172,311	8,078,566
			10,477,141
Total Preferred stocks (Cost $15,755,910)			14,730,452

The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  13

Portfolio of investments—April 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.59%
Investment companies: 4.59%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	15,625,501	$ 15,625,501
Total Short-term investments (Cost $15,625,501)				15,625,501
Total investments in securities (Cost $299,597,011)	99.51%			338,528,809
Other assets and liabilities, net	0.49			1,654,351
Total net assets	100.00%			$340,183,160

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,645,338), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,771,617	$68,261,241	$(59,407,357)	$0	$0	$15,625,501	15,625,501	$4,704
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Emerging Markets Equity Income Fund

Statement of assets and liabilities—April 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $283,971,510)	$ 322,903,308
Investments in affiliated securities, at value (cost $15,625,501)	15,625,501
Foreign currency, at value (cost $996,534)	981,524
Receivable for Fund shares sold	1,341,445
Receivable for dividends	1,070,820
Prepaid expenses and other assets	33,953
Total assets	341,956,551
Liabilities
Payable for investments purchased	1,193,637
Management fee payable	274,435
Payable for Fund shares redeemed	114,783
Administration fees payable	42,001
Distribution fees payable	3,349
Trustees’ fees and expenses payable	2,455
Accrued expenses and other liabilities	142,731
Total liabilities	1,773,391
Total net assets	$340,183,160
Net assets consist of
Paid-in capital	$ 336,353,357
Total distributable earnings	3,829,803
Total net assets	$340,183,160
Computation of net asset value and offering price per share
Net assets – Class A	$ 80,562,832
Shares outstanding – Class A1	7,136,081
Net asset value per share – Class A	$11.29
Maximum offering price per share – Class A2	$11.98
Net assets – Class C	$ 5,096,953
Shares outstanding – Class C1	454,671
Net asset value per share – Class C	$11.21
Net assets – Class R	$ 132,486
Shares outstanding – Class R1	11,709
Net asset value per share – Class R	$11.31
Net assets – Class R6	$ 35,338,526
Shares outstanding – Class R6[1]	3,130,485
Net asset value per share – Class R6	$11.29
Net assets – Administrator Class	$ 2,136,312
Shares outstanding – Administrator Class[1]	187,678
Net asset value per share – Administrator Class	$11.38
Net assets – Institutional Class	$ 216,916,051
Shares outstanding – Institutional Class[1]	19,173,790
Net asset value per share – Institutional Class	$11.31
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  15

Statement of operations—six months ended April 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $709,230)	$ 6,854,851
Income from affiliated securities	4,704
Total investment income	6,859,555
Expenses
Management fee	1,936,059
Administration fees
Class A	94,068
Class C	6,542
Class R	157
Class R6	5,956
Administrator Class	1,533
Institutional Class	149,979
Shareholder servicing fees
Class A	111,951
Class C	7,706
Class R	187
Administrator Class	1,974
Distribution fees
Class C	23,119
Class R	99
Custody and accounting fees	201,742
Professional fees	32,321
Registration fees	40,607
Shareholder report expenses	17,966
Trustees’ fees and expenses	9,976
Other fees and expenses	29,547
Total expenses	2,671,489
Less: Fee waivers and/or expense reimbursements
Fund-level	(135,193)
Class A	(42,574)
Class C	(1,577)
Class R6	(2,214)
Administrator Class	(350)
Institutional Class	(73,299)
Net expenses	2,416,282
Net investment income	4,443,273
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(9,021,743)
Foreign currency and foreign currency translations	(171,870)
Net realized losses on investments	(9,193,613)
Net change in unrealized gains (losses) on investments (net of deferred foreign capital gain tax of $340,230)	(32,292,901)
Net realized and unrealized gains (losses) on investments	(41,486,514)
Net decrease in net assets resulting from operations	$(37,043,241)
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Emerging Markets Equity Income Fund

Statement of changes in net assets

	Six months ended April 30, 2022 (unaudited)		Year ended October 31, 2021
Operations
Net investment income		$ 4,443,273		$ 8,296,277
Net realized gains (losses) on investments		(9,193,613)		68,320,342
Net change in unrealized gains (losses) on investments		(32,292,901)		16,066,445
Net increase (decrease) in net assets resulting from operations		(37,043,241)		92,683,064
Distributions to shareholders from
Net investment income and net realized gains
Class A		(928,350)		(1,815,822)
Class C		(49,892)		(86,823)
Class R		(1,423)		(2,237)
Class R6		(496,705)		(1,047,303)
Administrator Class		(26,149)		(55,433)
Institutional Class		(2,755,700)		(5,118,536)
Total distributions to shareholders		(4,258,219)		(8,126,154)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	183,524	2,279,614	1,007,163	12,778,224
Class C	2,642	33,168	24,208	305,344
Class R	1,266	15,682	2,727	35,135
Class R6	23,912	295,140	789,278	10,380,352
Administrator Class	733	9,079	10,239	134,667
Institutional Class	2,540,551	31,270,423	3,768,349	48,968,405
		33,903,106		72,602,127
Reinvestment of distributions
Class A	72,196	890,297	135,125	1,742,187
Class C	3,895	48,110	6,508	84,006
Class R	111	1,370	128	1,659
Class R6	32,704	401,834	69,164	885,955
Administrator Class	1,973	24,450	3,863	49,867
Institutional Class	212,149	2,612,415	375,925	4,850,418
		3,978,476		7,614,092
Payment for shares redeemed
Class A	(551,038)	(6,810,432)	(1,834,330)	(23,666,313)
Class C	(123,843)	(1,521,968)	(251,718)	(3,211,029)
Class R	(1,306)	(15,636)	(724)	(9,313)
Class R6	(379,439)	(4,749,273)	(4,563,257)	(57,951,588)
Administrator Class	(9,463)	(119,715)	(188,603)	(2,409,337)
Institutional Class	(2,022,338)	(25,113,005)	(5,291,953)	(68,234,275)
		(38,330,029)		(155,481,855)
Net decrease in net assets resulting from capital share transactions		(448,447)		(75,265,636)
Total increase (decrease) in net assets		(41,749,907)		9,291,274
Net assets
Beginning of period		381,933,067		372,641,793
End of period		$340,183,160		$ 381,933,067
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.67	$10.33	$11.21	$10.33	$11.68	$10.27
Net investment income	0.13 [1]	0.24	0.20	0.24	0.27	0.18 [1]
Net realized and unrealized gains (losses) on investments	(1.38)	2.34	(0.85)	0.86	(1.36)	1.43
Total from investment operations	(1.25)	2.58	(0.65)	1.10	(1.09)	1.61
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.23)	(0.22)	(0.26)	(0.20)
Net asset value, end of period	$11.29	$12.67	$10.33	$11.21	$10.33	$11.68
Total return[2]	(9.97)%	24.93%	(5.83)%	10.78%	(9.47)%	15.79%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.63%	1.65%	1.69%	1.67%	1.68%
Net expenses	1.53%	1.54%	1.52%	1.62%	1.62%	1.63%
Net investment income	2.19%	1.88%	2.10%	2.12%	2.30%	1.72%
Supplemental data
Portfolio turnover rate	28%	73%	92%	73%	69%	80%
Net assets, end of period (000s omitted)	$80,563	$94,152	$83,889	$20,017	$19,684	$22,774

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Emerging Markets Equity Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.59	$10.26	$11.15	$10.27	$11.63	$10.23
Net investment income	0.09 [1]	0.11	0.11	0.15	0.18	0.13
Net realized and unrealized gains (losses) on investments	(1.38)	2.36	(0.85)	0.87	(1.35)	1.39
Total from investment operations	(1.29)	2.47	(0.74)	1.02	(1.17)	1.52
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.15)	(0.14)	(0.19)	(0.12)
Net asset value, end of period	$11.21	$12.59	$10.26	$11.15	$10.27	$11.63
Total return[2]	(10.35)%	24.00%	(6.69)%	10.01%	(10.20)%	14.91%
Ratios to average net assets (annualized)
Gross expenses	2.43%	2.37%	2.40%	2.44%	2.42%	2.42%
Net expenses	2.30%	2.30%	2.31%	2.37%	2.37%	2.38%
Net investment income	1.46%	1.07%	1.03%	1.30%	1.53%	1.18%
Supplemental data
Portfolio turnover rate	28%	73%	92%	73%	69%	80%
Net assets, end of period (000s omitted)	$5,097	$7,203	$8,138	$11,958	$13,896	$16,898

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.70	$10.36	$11.22	$10.34	$11.71	$10.30
Net investment income	0.12	0.22	0.17	0.20	0.24	0.18
Payment from affiliate	0.00	0.00	0.03	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(1.39)	2.33	(0.85)	0.88	(1.37)	1.40
Total from investment operations	(1.27)	2.55	(0.65)	1.08	(1.13)	1.58
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.21)	(0.20)	(0.24)	(0.17)
Net asset value, end of period	$11.31	$12.70	$10.36	$11.22	$10.34	$11.71
Total return[1]	(10.07)%	24.58%	(5.82)% [2]	10.61%	(9.70)%	15.39%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.85%	1.84%	1.93%	1.94%	1.91%
Net expenses	1.75%	1.80%	1.78%	1.87%	1.87%	1.87%
Net investment income	1.93%	1.66%	1.65%	1.97%	2.64%	1.69%
Supplemental data
Portfolio turnover rate	28%	73%	92%	73%	69%	80%
Net assets, end of period (000s omitted)	$132	$148	$98	$95	$92	$32

[1]	Returns for periods of less than one year are not annualized.
[2]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.29% impact on the total return.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Emerging Markets Equity Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.67	$10.33	$11.23	$10.34	$11.69	$10.29
Net investment income	0.16	0.26	0.24	0.31 [1]	0.32	0.33 [1]
Net realized and unrealized gains (losses) on investments	(1.39)	2.37	(0.87)	0.85	(1.35)	1.32
Total from investment operations	(1.23)	2.63	(0.63)	1.16	(1.03)	1.65
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.27)	(0.27)	(0.32)	(0.25)
Net asset value, end of period	$11.29	$12.67	$10.33	$11.23	$10.34	$11.69
Total return[2]	(9.84)%	25.44%	(5.60)%	11.34%	(9.05)%	16.25%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.19%	1.22%	1.26%	1.24%	1.20%
Net expenses	1.17%	1.15%	1.16%	1.17%	1.17%	1.17%
Net investment income	2.60%	2.00%	2.27%	2.81%	2.58%	2.96%
Supplemental data
Portfolio turnover rate	28%	73%	92%	73%	69%	80%
Net assets, end of period (000s omitted)	$35,339	$43,761	$73,969	$83,481	$36,597	$57,765

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.78	$10.41	$11.31	$10.41	$11.76	$10.32
Net investment income	0.14 [1]	0.22 [1]	0.20 [1]	0.25 [1]	0.22 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(1.40)	2.40	(0.87)	0.89	(1.29)	1.46
Total from investment operations	(1.26)	2.62	(0.67)	1.14	(1.07)	1.64
Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.23)	(0.24)	(0.28)	(0.20)
Net asset value, end of period	$11.38	$12.78	$10.41	$11.31	$10.41	$11.76
Total return[2]	(9.96)%	25.03%	(5.89)%	11.01%	(9.29)%	15.99%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.52%	1.56%	1.61%	1.57%	1.58%
Net expenses	1.42%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	2.30%	1.75%	1.92%	2.24%	1.86%	1.73%
Supplemental data
Portfolio turnover rate	28%	73%	92%	73%	69%	80%
Net assets, end of period (000s omitted)	$2,136	$2,484	$3,842	$4,686	$4,758	$13,940

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Emerging Markets Equity Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.70	$10.35	$11.24	$10.35	$11.70	$10.30
Net investment income	0.15	0.28	0.19 [1]	0.28	0.32	0.25
Net realized and unrealized gains (losses) on investments	(1.39)	2.35	(0.82)	0.87	(1.36)	1.39
Total from investment operations	(1.24)	2.63	(0.63)	1.15	(1.04)	1.64
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.26)	(0.26)	(0.31)	(0.24)
Net asset value, end of period	$11.31	$12.70	$10.35	$11.24	$10.35	$11.70
Total return[2]	(9.87)%	25.27%	(5.63)%	11.24%	(9.11)%	16.11%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.30%	1.33%	1.36%	1.34%	1.33%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.22%	1.23%
Net investment income	2.49%	2.21%	1.85%	2.54%	2.73%	2.32%
Supplemental data
Portfolio turnover rate	28%	73%	92%	73%	69%	80%
Net assets, end of period (000s omitted)	$216,916	$234,185	$202,705	$471,068	$452,650	$514,624

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Markets Equity Income Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Income Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time

24  |  Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2022, the aggregate cost of all investments for federal income tax purposes was $300,401,635 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 64,768,859
Gross unrealized losses	(26,641,685)
Net unrealized gains	$ 38,127,174
As of October 31, 2021, the Fund had capital loss carryforwards which consisted of $23,500,665 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Emerging Markets Equity Income Fund  |  25

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$ 16,415,773	$ 0	$0	$ 16,415,773
Chile	4,647,888	0	0	4,647,888
China	0	86,489,223	0	86,489,223
Hong Kong	0	5,480,755	0	5,480,755
India	0	39,345,903	0	39,345,903
Indonesia	3,184,524	5,022,985	0	8,207,509
Malaysia	0	6,053,373	0	6,053,373
Mexico	7,763,029	0	0	7,763,029
Panama	2,666,214	0	0	2,666,214
Peru	2,798,601	0	0	2,798,601
Philippines	1,616,563	1,696,431	0	3,312,994
Qatar	3,108,832	0	0	3,108,832
Russia	0	0	0	0
Saudi Arabia	0	12,085,373	0	12,085,373
Singapore	0	2,474,114	0	2,474,114
South Africa	3,149,313	9,855,846	0	13,005,159
South Korea	0	30,715,280	0	30,715,280
Taiwan	0	47,021,466	0	47,021,466
Thailand	0	7,512,018	0	7,512,018
United Arab Emirates	1,757,458	7,311,894	0	9,069,352
Preferred stocks
Brazil	4,253,311	0	0	4,253,311
South Korea	0	10,477,141	0	10,477,141
Short-term investments
Investment companies	15,625,501	0	0	15,625,501
Total assets	$66,987,007	$271,541,802	$0	$338,528,809
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

26  |  Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2022, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap

Allspring Emerging Markets Equity Income Fund  |  27

Notes to financial statements (unaudited)
expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.55%
Class C	2.30
Class R	1.80
Class R6	1.17
Administrator Class	1.45
Institutional Class	1.22
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2022, Allspring Funds Distributor received $137 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2022 were $97,690,862 and $107,055,828, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the financials sector and in China and Hong Kong. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

28  |  Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
8. MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2022, the Fund held Russian securities representing 0.00% of its total net assets with unrealized losses in the amount of $(3,645,338).
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Emerging Markets Equity Income Fund  |  29

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2021. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,681,102	$0.0558	99.83%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 137 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Emerging Markets Equity Income Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Markets Equity Income Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00399 06-22
SA262/SAR262 04-22

Semi-Annual Report
April 30, 2022
Allspring
Special Global Small Cap Fund
(formerly, Allspring Global Small Cap Fund)

The views expressed and any forward-looking statements are as of April 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Special Global Small Cap Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Special Global Small Cap Fund for the six-month period that ended April 30, 2022. Effective May 2, 2022, the Fund changed its name from Allspring Global Small Cap Fund to Allspring Special Global Small Cap Fund. Global stocks and bonds declined during a challenging period. Despite progress on a global economic recovery from COVID-19, a spike in inflation, concerns regarding anticipated tightening of central bank monetary policy and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Major stock and bond indexes, both U.S. and global, had substantial six-month losses.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 returned -9.65%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -11.87%, while the MSCI EM Index (Net) (USD),3 trailed both developed market counterparts with a return of -14.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.47%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 13.25%, the Bloomberg Municipal Bond Index,6 returned -7.90%, and the ICE BofA U.S. High Yield Index,7 lost 7.22%.
Inflationary concerns and the Russia-Ukraine war caused markets to retreat.
In November 2021, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of multiple rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Special Global Small Cap Fund

Letter to shareholders (unaudited)
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate increase was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Special Global Small Cap Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.
Notice to Shareholders
At a meeting held February 23-24, 2022, the Board of Trustees of the Allspring Funds approved changing the name of the Fund from Allspring Global Small Cap Fund to Allspring Special Global Small Cap Fund which became effective on May 2, 2022. There was no change to the Fund’s investment process because of the name change.

4  |  Allspring Special Global Small Cap Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Stephen Giggie, CFA®‡, Oleg Makhorine, Brian Martin, CFA®‡, James M. Tringas, CFA®‡, Bryant VanCronkhite, CFA®‡, CPA

Average annual total returns (%) as of April 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKGAX)	3-16-1988	-20.93	5.15	8.14	-16.11	6.40	8.78	1.50	1.50
Class C (EKGCX)	2-1-1993	-17.72	5.65	7.99	-16.72	5.65	7.99	2.25	2.25
Administrator Class (EKGYX)	1-13-1997	–	–	–	-16.04	6.54	8.94	1.42	1.41
Institutional Class (EKGIX)	7-30-2010	–	–	–	-15.80	6.80	9.21	1.17	1.16
S&P Developed SmallCap Index[3]	–	–	–	–	-12.05	7.57	9.49	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through February 28, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.40% for Administrator Class, and 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Special Global Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2022[1]
Innospec Incorporated	4.55
Helen of Troy Limited	3.58
Novanta Incorporated	3.00
CSW Industrials Incorporated	2.57
CBIZ Incorporated	2.56
Denny’s Corporation	2.48
Natus Medical Incorporated	2.45
Spectrum Brands Holdings Incorporated	2.37
Ansell Limited	2.32
Progress Software Corporation	2.27
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Special Global Small Cap Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 806.24	$ 6.67	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$ 7.45	1.49%
Class C
Actual	$1,000.00	$ 803.10	$10.01	2.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18	2.24%
Administrator Class
Actual	$1,000.00	$ 806.36	$ 6.23	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$ 6.95	1.39%
Institutional Class
Actual	$1,000.00	$ 807.78	$ 5.11	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$ 5.71	1.14%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.20%
Australia: 3.45%
Ansell Limited (Health care, Health care equipment & supplies)	223,140	$ 4,273,848
Bravura Solutions Limited (Information technology, Software)	550,790	730,494
Cettire Limited (Consumer discretionary, Internet & direct marketing retail) †«	751,282	340,864
Inghams Group Limited (Consumer staples, Food products)	471,568	1,020,983
		6,366,189
Belgium: 1.51%
Barco NV (Information technology, Electronic equipment, instruments & components)	123,888	2,789,940
Canada: 3.83%
Novanta Incorporated (Information technology, Electronic equipment, instruments & components) †	43,002	5,534,357
Primo Water Corporation (Consumer staples, Beverages)	104,235	1,524,599
		7,058,956
Denmark: 0.42%
SimCorp AS (Information technology, Software)	10,919	764,402
France: 2.86%
Alten SA (Information technology, IT services)	29,937	4,017,777
M6 Métropole Télévision SA (Communication services, Media) «	67,667	1,255,707
		5,273,484
Germany: 4.06%
Cancom SE (Information technology, IT services)	24,047	1,161,169
Gerresheimer AG (Health care, Life sciences tools & services)	37,891	2,631,997
Krones AG (Industrials, Machinery)	16,288	1,257,655
TAG Immobilien AG (Real estate, Real estate management & development)	121,961	2,437,444
		7,488,265
Ireland: 0.69%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	828,492	1,269,074
Israel: 0.76%
Ironsource Limited Class A (Information technology, IT services) †«	366,000	1,401,780
Italy: 2.22%
De'Longhi SpA (Consumer discretionary, Household durables)	27,341	663,012
GVS SpA (Industrials, Machinery)	261,106	2,174,796
Interpump Group SpA (Industrials, Machinery)	31,250	1,263,429
		4,101,237
Japan: 7.82%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	77,800	1,662,890
Daiseki Company Limited (Industrials, Commercial services & supplies)	34,820	1,252,342
DTS Corporation (Information technology, IT services)	115,700	2,538,614
Fuji Seal International Incorporated (Materials, Containers & packaging)	96,000	1,274,976
Horiba Limited (Information technology, Electronic equipment, instruments & components)	17,100	831,972
Meitec Corporation (Industrials, Professional services)	43,200	2,293,052
Nihon Parkerizing Company Limited (Materials, Chemicals)	222,600	1,574,482
The accompanying notes are an integral part of these financial statements.

Allspring Special Global Small Cap Fund  |  9

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Orix JREIT Incorporated (Real estate, Equity REITs)	1,535	$ 2,074,891
Taikisha Limited (Industrials, Construction & engineering)	36,900	910,526
		14,413,745
Luxembourg: 0.54%
Majorel Group Luxembourg SA (Information technology, IT services) †	23,865	754,033
Stabilus SA (Industrials, Machinery)	5,046	237,673
		991,706
Netherlands: 0.67%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †«	62,069	741,104
TKH Group NV (Industrials, Electrical equipment)	9,882	484,615
		1,225,719
Norway: 0.79%
Atea ASA (Information technology, IT services)	65,514	780,645
Elopak ASA (Materials, Containers & packaging) †	451,423	672,850
		1,453,495
Spain: 2.14%
Vidrala SA (Materials, Containers & packaging)	13,617	975,735
Viscofan SA (Consumer staples, Food products)	53,883	2,974,573
		3,950,308
Sweden: 1.18%
Hexpol AB (Materials, Chemicals) «	91,544	786,012
Loomis AB (Industrials, Commercial services & supplies)	56,082	1,397,324
		2,183,336
Switzerland: 0.94%
Bossard Holding AG (Industrials, Trading companies & distributors)	3,656	791,459
Bucher Industries AG (Industrials, Machinery)	2,620	944,601
		1,736,060
United Kingdom: 7.77%
Britvic plc (Consumer staples, Beverages)	277,746	2,993,088
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	368,705	1,611,572
Elementis plc (Materials, Chemicals) †	803,786	1,220,943
Lancashire Holdings Limited (Financials, Insurance)	172,726	915,429
Micro Focus International plc (Information technology, Software)	124,531	588,060
Morgan Advanced Materials plc (Industrials, Machinery)	155,590	545,648
S4 Capital plc (Communication services, Media) †	495,621	1,874,612
Samarkand Group plc (Information technology, IT services) †	600,000	811,056
Spectris plc (Information technology, Electronic equipment, instruments & components)	85,106	3,112,658
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	489,454	657,140
		14,330,206
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
United States: 56.55%
Aris Water Solutions Incorporated Class A (Industrials, Commercial services & supplies)	60,200	$ 1,019,788
Azenta Incorporated (Health care, Life sciences tools & services)	32,900	2,466,184
Balchem Corporation (Materials, Chemicals)	18,131	2,233,739
Blackbaud Incorporated (Information technology, Software) †	33,300	1,931,733
CBIZ Incorporated (Industrials, Professional services) †	112,839	4,726,826
CSW Industrials Incorporated (Industrials, Building products)	44,863	4,733,495
CyberArk Software Limited (Information technology, Software) †	16,100	2,529,954
Denny’s Corporation (Consumer discretionary, Hotels, restaurants & leisure) †	357,154	4,578,714
E2open Parent Holding Incorporated (Information technology, Software) †	303,390	2,348,239
Enovis Corporation (Health care, Health care equipment & supplies)	12,000	778,440
EnPro Industries Incorporated (Industrials, Machinery)	38,100	3,551,301
ESAB Corporation (Industrials, Machinery) †	11,000	517,000
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	58,140	1,993,621
FormFactor Incorporated (Information technology, Semiconductors & semiconductor equipment) †	33,900	1,291,929
Gibraltar Industries Incorporated (Industrials, Building products) †	96,837	3,664,312
Global Blue Group Holding AG (Information technology, IT services)	225,000	1,127,250
Globus Medical Incorporated Class A (Health care, Health care equipment & supplies) †	32,100	2,125,662
Helen of Troy Limited (Consumer discretionary, Household durables) †	30,800	6,606,908
Holley Incorporated (Consumer discretionary, Auto components) †«	335,982	3,541,250
IAA Incorporated (Industrials, Commercial services & supplies) †	32,000	1,172,800
ICU Medical Incorporated (Health care, Health care equipment & supplies) †	13,040	2,790,430
Innospec Incorporated (Materials, Chemicals)	88,020	8,389,186
Leslie's Incorporated (Consumer discretionary, Specialty retail) †	116,300	2,279,480
ManTech International Corporation Class A (Industrials, Professional services)	10,400	835,536
Mayville Engineering Company Incorporated (Industrials, Machinery) †	367,700	3,044,556
Natus Medical Incorporated (Health care, Health care equipment & supplies) †	135,800	4,518,066
Neogen Corporation (Health care, Health care equipment & supplies) †	100,683	2,658,031
Progress Software Corporation (Information technology, Software)	87,300	4,188,654
Quanex Building Products Corporation (Industrials, Building products)	73,271	1,408,269
Sovos Brands Incorporated (Consumer staples, Food products) †	59,462	897,876
Spectrum Brands Holdings Incorporated (Consumer staples, Household products)	51,400	4,372,598
SPX Corporation (Industrials, Machinery) †	21,800	913,420
Standex International Corporation (Industrials, Machinery)	15,851	1,490,628
Stepan Company (Materials, Chemicals)	26,800	2,736,548
The Wendy's Company (Consumer discretionary, Hotels, restaurants & leisure)	156,300	3,088,488
Tupperware Brands Corporation (Consumer discretionary, Household durables) †	132,014	2,320,806
Varex Imaging Corporation (Health care, Health care equipment & supplies) †	120,489	2,391,707
Vivid Seats Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	174,242	1,719,769
Ziff Davis Incorporated (Communication services, Interactive media & services)	14,800	1,307,728
		104,290,921
Total Common stocks (Cost $165,874,409)		181,088,823
The accompanying notes are an integral part of these financial statements.

Allspring Special Global Small Cap Fund  |  11

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Other instruments: 0.00%
B. Riley Principal 150 Merger Corporation Class A (Committed on 10-24-2021, commitment amount $1,500,000, cost $0) ♦‡†>=	150,000	$ 0
Total Other instruments (Cost $0)		0

		Yield
Short-term investments: 6.21%
Investment companies: 6.21%
Allspring Government Money Market Fund Select Class ♠∞#		0.26%	3,084,417	3,084,417
Securities Lending Cash Investments LLC ♠∩∞		0.46	8,365,614	8,365,614
Total Short-term investments (Cost $11,450,031)				11,450,031
Total investments in securities (Cost $177,324,440)	104.41%			192,538,854
Other assets and liabilities, net	(4.41)			(8,129,615)
Total net assets	100.00%			$184,409,239

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $0), representing 0.00% of its net assets as of period end.
=	All or a portion of the position represents an unfunded purchase commitment. The Fund held securities with an aggregate unfunded commitment amount of $1,500,000, representing 0.81% of its net assets as of period end.
#	All or a portion of this security is segregated as collateral for investments in unfunded restricted securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,069,189	$55,026,866	$(62,011,638)	$0	$0	$ 3,084,417	3,084,417	$ 1,525
Securities Lending Cash Investments LLC	10,055,941	46,363,887	(48,054,214)	0	0	8,365,614	8,365,614	5,809 #
				$0	$0	$11,450,031		$7,334

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Special Global Small Cap Fund

Statement of assets and liabilities—April 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $8,041,458 of securities loaned), at value (cost $165,874,409)	$ 181,088,823
Investments in affiliated securities, at value (cost $11,450,031)	11,450,031
Foreign currency, at value (cost $57,624)	55,952
Receivable for dividends	594,153
Receivable for Fund shares sold	134,989
Receivable for investments sold	34,737
Receivable for securities lending income, net	9,397
Prepaid expenses and other assets	67,142
Total assets	193,435,224
Liabilities
Payable upon receipt of securities loaned	8,365,614
Payable for investments purchased	245,234
Management fee payable	154,768
Payable for Fund shares redeemed	59,642
Administration fees payable	30,070
Trustees’ fees and expenses payable	2,527
Distribution fee payable	2,427
Accrued expenses and other liabilities	165,703
Total liabilities	9,025,985
Total net assets	$184,409,239
Net assets consist of
Paid-in capital	$ 163,808,127
Total distributable earnings	20,601,112
Total net assets	$184,409,239
Computation of net asset value and offering price per share
Net assets – Class A	$ 114,675,477
Shares outstanding – Class A1	3,080,080
Net asset value per share – Class A	$37.23
Maximum offering price per share – Class A2	$39.50
Net assets – Class C	$ 3,653,008
Shares outstanding – Class C1	164,311
Net asset value per share – Class C	$22.23
Net assets – Administrator Class	$ 5,071,529
Shares outstanding – Administrator Class[1]	127,815
Net asset value per share – Administrator Class	$39.68
Net assets – Institutional Class	$ 61,009,225
Shares outstanding – Institutional Class[1]	1,538,103
Net asset value per share – Institutional Class	$39.67
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Special Global Small Cap Fund  |  13

Statement of operations—six months ended April 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $75,891)	$ 1,220,554
Securities lending income (including from affiliate), net	122,804
Interest	1,525
Total investment income	1,344,883
Expenses
Management fee	1,259,617
Administration fees
Class A	142,789
Class C	4,511
Administrator Class	15,116
Institutional Class	66,067
Shareholder servicing fees
Class A	169,987
Class C	5,361
Administrator Class	28,897
Distribution fee
Class C	16,084
Custody and accounting fees	21,293
Professional fees	21,470
Registration fees	27,426
Shareholder report expenses	18,200
Trustees’ fees and expenses	9,977
Other fees and expenses	6,179
Total expenses	1,812,974
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,349)
Class A	(2,298)
Administrator Class	(908)
Institutional Class	(3,082)
Net expenses	1,804,337
Net investment loss	(459,454)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	9,381,053
Net change in unrealized gains (losses) on investments	(61,514,380)
Net realized and unrealized gains (losses) on investments	(52,133,327)
Net decrease in net assets resulting from operations	$(52,592,781)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Special Global Small Cap Fund

Statement of changes in net assets

	Six months ended April 30, 2022 (unaudited)		Year ended October 31, 2021
Operations
Net investment loss		$ (459,454)		$ (936,098)
Net realized gains on investments		9,381,053		45,458,968
Net change in unrealized gains (losses) on investments		(61,514,380)		57,873,294
Net increase (decrease) in net assets resulting from operations		(52,592,781)		102,396,164
Distributions to shareholders from
Net investment income and net realized gains
Class A		(21,661,515)		0
Class C		(1,019,522)		0
Administrator Class		(3,849,616)		0
Institutional Class		(17,015,522)		0
Total distributions to shareholders		(43,546,175)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	73,361	3,220,475	161,044	7,747,457
Class C	7,880	207,734	7,339	249,242
Administrator Class	40,832	2,057,340	70,567	3,683,727
Institutional Class	724,156	31,790,657	578,131	31,636,213
		37,276,206		43,316,639
Reinvestment of distributions
Class A	441,507	19,934,037	0	0
Class C	37,210	1,006,145	0	0
Administrator Class	78,981	3,800,581	0	0
Institutional Class	348,182	16,723,192	0	0
		41,463,955		0
Payment for shares redeemed
Class A	(260,643)	(11,486,867)	(406,040)	(20,137,366)
Class C	(12,791)	(327,937)	(103,341)	(3,082,094)
Administrator Class	(489,024)	(20,623,149)	(91,693)	(4,673,390)
Institutional Class	(1,827,213)	(82,630,733)	(539,088)	(27,223,541)
		(115,068,686)		(55,116,391)
Net decrease in net assets resulting from capital share transactions		(36,328,525)		(11,799,752)
Total increase (decrease) in net assets		(132,467,481)		90,596,412
Net assets
Beginning of period		316,876,720		226,280,308
End of period		$ 184,409,239		$316,876,720
The accompanying notes are an integral part of these financial statements.

Allspring Special Global Small Cap Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$54.12	$36.87	$39.97	$39.97	$45.81	$38.61
Net investment income (loss)	(0.10) [1]	(0.22) [1]	(0.10) [1]	0.18 [1]	0.10	0.21 [1]
Net realized and unrealized gains (losses) on investments	(9.02)	17.47	(1.29)	3.26	(0.72)	9.68
Total from investment operations	(9.12)	17.25	(1.39)	3.44	(0.62)	9.89
Distributions to shareholders from
Net investment income	0.00	0.00	(0.54)	(0.03)	(0.22)	(0.34)
Net realized gains	(7.77)	0.00	(1.17)	(3.41)	(5.00)	(2.35)
Total distributions to shareholders	(7.77)	0.00	(1.71)	(3.44)	(5.22)	(2.69)
Net asset value, end of period	$37.23	$54.12	$36.87	$39.97	$39.97	$45.81
Total return[2]	(19.38)%	46.79%	(3.81)%	9.75%	(1.82)%	26.90%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.49%	1.54%	1.53%	1.54%	1.54%
Net expenses	1.49%	1.49%	1.53%	1.53%	1.54%	1.54%
Net investment income (loss)	(0.46)%	(0.44)%	(0.27)%	0.47%	0.16%	0.52%
Supplemental data
Portfolio turnover rate	25%	53%	65%	62%	51%	70%
Net assets, end of period (000s omitted)	$114,675	$152,947	$113,234	$141,388	$132,906	$155,828

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Special Global Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$35.63	$24.46	$26.68	$28.02	$33.65	$28.98
Net investment loss	(0.16) [1]	(0.39) [1]	(0.25) [1]	(0.07) [1]	(0.20)	(0.06) [1]
Payment from affiliate	0.00	0.00	0.07	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(5.47)	11.56	(0.87)	2.14	(0.43)	7.15
Total from investment operations	(5.63)	11.17	(1.05)	2.07	(0.63)	7.09
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.07)
Net realized gains	(7.77)	0.00	(1.17)	(3.41)	(5.00)	(2.35)
Total distributions to shareholders	(7.77)	0.00	(1.17)	(3.41)	(5.00)	(2.42)
Net asset value, end of period	$22.23	$35.63	$24.46	$26.68	$28.02	$33.65
Total return[2]	(19.69)%	45.67%	(4.25)% [3]	8.90%	(2.56)%	25.95%
Ratios to average net assets (annualized)
Gross expenses	2.24%	2.24%	2.29%	2.28%	2.29%	2.29%
Net expenses	2.24%	2.24%	2.28%	2.28%	2.29%	2.29%
Net investment loss	(1.21)%	(1.19)%	(1.00)%	(0.26)%	(0.59)%	(0.20)%
Supplemental data
Portfolio turnover rate	25%	53%	65%	62%	51%	70%
Net assets, end of period (000s omitted)	$3,653	$4,704	$5,576	$7,567	$26,167	$31,487

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.28% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Special Global Small Cap Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$57.15	$38.90	$42.06	$41.90	$47.78	$40.15
Net investment income (loss)	(0.10) [1]	(0.12)	(0.05) [1]	0.25 [1]	0.14 [1]	0.29 [1]
Payment from affiliate	0.00	0.00	0.03	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(9.60)	18.37	(1.36)	3.42	(0.73)	10.07
Total from investment operations	(9.70)	18.25	(1.38)	3.67	(0.59)	10.36
Distributions to shareholders from
Net investment income	0.00	0.00	(0.61)	(0.10)	(0.29)	(0.38)
Net realized gains	(7.77)	0.00	(1.17)	(3.41)	(5.00)	(2.35)
Total distributions to shareholders	(7.77)	0.00	(1.78)	(3.51)	(5.29)	(2.73)
Net asset value, end of period	$39.68	$57.15	$38.90	$42.06	$41.90	$47.78
Total return[2]	(19.36)%	46.92%	(3.61)% [3]	9.90%	(1.68)%	27.04%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.41%	1.46%	1.45%	1.46%	1.46%
Net expenses	1.39%	1.39%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.40)%	(0.35)%	(0.13)%	0.63%	0.30%	0.68%
Supplemental data
Portfolio turnover rate	25%	53%	65%	62%	51%	70%
Net assets, end of period (000s omitted)	$5,072	$28,406	$20,157	$24,746	$27,965	$30,327

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.08% impact on the total return.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Special Global Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$57.05	$38.74	$41.92	$41.80	$47.68	$40.08
Net investment income (loss)	(0.03) [1]	(0.06)	0.02	0.36	0.25	0.38
Net realized and unrealized gains (losses) on investments	(9.58)	18.37	(1.31)	3.39	(0.74)	10.06
Total from investment operations	(9.61)	18.31	(1.29)	3.75	(0.49)	10.44
Distributions to shareholders from
Net investment income	0.00	0.00	(0.72)	(0.22)	(0.39)	(0.49)
Net realized gains	(7.77)	0.00	(1.17)	(3.41)	(5.00)	(2.35)
Total distributions to shareholders	(7.77)	0.00	(1.89)	(3.63)	(5.39)	(2.84)
Net asset value, end of period	$39.67	$57.05	$38.74	$41.92	$41.80	$47.68
Total return[2]	(19.22)%	47.26%	(3.42)%	10.17%	(1.45)%	27.38%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.21%	1.20%	1.21%	1.21%
Net expenses	1.14%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	(0.15)%	(0.12)%	0.11%	0.86%	0.54%	1.01%
Supplemental data
Portfolio turnover rate	25%	53%	65%	62%	51%	70%
Net assets, end of period (000s omitted)	$61,009	$130,820	$87,313	$104,011	$118,625	$41,087

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Global Small Cap Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund (formerly, Allspring Global Small Cap Fund) (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

20  |  Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Forward commitments
The Fund may enter into forward commitment agreements, which agreements obligate the Fund, for a set period, to buy a certain amount of a security that may be issued and sold on a private placement basis, at the option of the issuer. The Fund will segregate assets in an amount at least equal in value to the Fund’s commitment. The price of a security purchased pursuant to a forward commitment agreement is set at the time of the agreement. There is no assurance that the securities subject to a forward commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. The Fund will record the purchase of a security acquired under a forward commitment agreement, and will reflect the value of the security in the Fund’s net asset value, on the date on which the security can reasonably be expected to be issued.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring Special Global Small Cap Fund  |  21

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2022, the aggregate cost of all investments for federal income tax purposes was $180,726,148 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 35,006,194
Gross unrealized losses	(23,193,488)
Net unrealized gains	$ 11,812,706
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 6,366,189	$0	$ 6,366,189
Belgium	0	2,789,940	0	2,789,940
Canada	7,058,956	0	0	7,058,956
Denmark	0	764,402	0	764,402
France	0	5,273,484	0	5,273,484
Germany	0	7,488,265	0	7,488,265
Ireland	1,269,074	0	0	1,269,074
Israel	1,401,780	0	0	1,401,780
Italy	0	4,101,237	0	4,101,237
Japan	0	14,413,745	0	14,413,745
Luxembourg	754,033	237,673	0	991,706
Netherlands	741,104	484,615	0	1,225,719
Norway	672,850	780,645	0	1,453,495
Spain	0	3,950,308	0	3,950,308
Sweden	0	2,183,336	0	2,183,336
Switzerland	0	1,736,060	0	1,736,060
United Kingdom	4,604,660	9,725,546	0	14,330,206
United States	104,290,921	0	0	104,290,921
Other instruments	0	0	0	0
Short-term investments
Investment companies	11,450,031	0	0	11,450,031
Total assets	$132,243,409	$60,295,445	$0	$192,538,854
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Special Global Small Cap Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2022, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.55%
Class C	2.30
Administrator Class	1.40
Institutional Class	1.15

24  |  Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2022, Allspring Funds Distributor received $1,297 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2022 were $65,791,715 and $137,405,020, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Cantor Fitzgerald & Company	$1,277,200	$(1,277,200)	$0
Citigroup Global Markets Incorporated	1,436,494	(1,436,494)	0
Credit Suisse Securities (USA) LLC	347,435	(347,435)	0
JPMorgan Securities LLC	4,980,329	(4,980,329)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

Allspring Special Global Small Cap Fund  |  25

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in North America and Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Special Global Small Cap Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Global Small Cap Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 137 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Special Global Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Special Global Small Cap Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Special Global Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00400 06-22
SA239/SAR239 04-22

Semi-Annual Report
April 30, 2022
Allspring
International Equity Fund

The views expressed and any forward-looking statements are as of April 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring International Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring International Equity Fund for the six-month period that ended April 30, 2022. Global stocks and bonds declined during a challenging period. Despite progress on a global economic recovery from COVID-19, a spike in inflation, concerns regarding anticipated tightening of central bank monetary policy and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Major stock and bond indexes, both U.S. and global, had substantial six-month losses.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 returned -9.65%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -11.87%, while the MSCI EM Index (Net) (USD),3 trailed both developed market counterparts with a return of -14.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.47%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 13.25%, the Bloomberg Municipal Bond Index,6 returned -7.90%, and the ICE BofA U.S. High Yield Index,7 lost 7.22%.
Inflationary concerns and the Russia-Ukraine war caused markets to retreat.
In November 2021, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of multiple rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring International Equity Fund

Letter to shareholders (unaudited)
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate increase was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring International Equity Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring International Equity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Venkateshwar (Venk) Lal, Dale A. Winner, CFA®‡

Average annual total returns (%) as of April 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFEAX)	1-20-1998	-16.91	0.55	3.72	-11.83	1.75	4.33	1.32	1.15
Class C (WFEFX)	3-6-1998	-13.41	0.99	3.56	-12.41	0.99	3.56	2.07	1.90
Class R (WFERX)	10-10-2003	–	–	–	-12.06	1.51	4.07	1.57	1.40
Class R6 (WFEHX)[3]	9-30-2015	–	–	–	-11.66	2.06	4.61	0.89	0.80
Administrator Class (WFEDX)	7-16-2010	–	–	–	-11.82	1.76	4.34	1.24	1.15
Institutional Class (WFENX)	3-9-1998	–	–	–	-11.55	2.03	4.60	0.99	0.85
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	-10.31	4.94	5.04	–	–
MSCI ACWI ex USA Value Index (Net)[5]	–	–	–	–	-4.20	3.27	3.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through February 28, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.14% for Class A, 1.89% for Class C, 1.39% for Class R, 0.79% for Class R6, 1.14% for Administrator Class, and 0.84% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[5]	The MSCI ACWI ex USA Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across developed and emerging markets countries excluding the U.S. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price, and dividend yield. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring International Equity Fund

Performance highlights (unaudited)
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring International Equity Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2022[1]
SK Telecom Company Limited	3.36
Asahi Breweries Limited	3.31
Sanofi SA	3.17
Baker Hughes Incorporated	3.14
Prysmian SpA	2.94
NN Group NV	2.85
Informa plc	2.76
Samsonite International SA	2.65
Rheinmetall AG	2.57
SCB X PCL	2.55
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring International Equity Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 887.45	$5.29	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class C
Actual	$1,000.00	$ 884.22	$8.83	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Class R
Actual	$1,000.00	$ 885.94	$6.50	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95	1.39%
Class R6
Actual	$1,000.00	$ 888.74	$3.70	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96	0.79%
Administrator Class
Actual	$1,000.00	$ 887.26	$5.33	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Institutional Class
Actual	$1,000.00	$ 888.88	$3.93	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

Allspring International Equity Fund  |  9

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.87%
Australia: 2.05%
Qantas Airways Limited (Industrials, Airlines) †	1,981,430	$ 7,677,693
Brazil: 2.03%
CPFL Energia SA (Utilities, Electric utilities)	1,042,200	7,620,532
Canada: 2.23%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance)	72,000	1,795,726
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	294,000	6,538,419
		8,334,145
China: 9.94%
China Resources Land Limited (Real estate, Real estate management & development)	1,566,000	6,994,089
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	790,996	8,023,049
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	849,251	7,289,048
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	241,206	4,249,463
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,304,400	5,079,301
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	7,333,000	5,608,648
		37,243,598
France: 7.54%
Compagnie de Saint-Gobain SA (Industrials, Building products)	141,402	8,249,133
Sanofi SA (Health care, Pharmaceuticals)	112,534	11,894,268
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	107,933	8,119,320
		28,262,721
Germany: 3.84%
Rheinmetall AG (Industrials, Industrial conglomerates)	42,789	9,645,669
Siemens AG (Industrials, Industrial conglomerates)	34,039	4,185,264
Siemens Energy AG (Industrials, Electrical equipment)	29,390	566,118
		14,397,051
Hong Kong: 1.59%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	2,685,000	5,941,398
India: 1.75%
Tech Mahindra Limited (Information technology, IT services)	400,703	6,544,331
Ireland: 0.94%
Greencore Group plc (Consumer staples, Food products) †	2,448,650	3,528,598
Israel: 1.48%
Check Point Software Technologies Limited (Information technology, Software) †	43,975	5,553,603
Italy: 2.94%
Prysmian SpA (Industrials, Electrical equipment)	338,168	10,998,883
Japan: 12.21%
Asahi Breweries Limited (Consumer staples, Beverages)	329,200	12,408,473
The accompanying notes are an integral part of these financial statements.

10  |  Allspring International Equity Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Hitachi Limited (Industrials, Industrial conglomerates)	199,900	$ 9,480,547
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,524,800	8,864,231
ORIX Corporation (Financials, Diversified financial services)	499,500	9,110,361
Showa Denko KK (Materials, Chemicals)	301,200	5,860,857
		45,724,469
Luxembourg: 0.89%
ArcelorMittal SA (Materials, Metals & mining)	114,586	3,341,064
Netherlands: 7.22%
CNH Industrial NV (Industrials, Machinery)	299,699	4,245,622
ING Groep NV (Financials, Banks)	342,958	3,249,256
NN Group NV (Financials, Insurance)	217,789	10,667,650
OCI NV (Materials, Chemicals) †	123,661	4,685,827
Stellantis NV (Consumer discretionary, Automobiles)	312,449	4,194,830
		27,043,185
Norway: 2.48%
DNB Bank ASA (Financials, Banks) «	478,841	9,278,651
South Korea: 8.17%
Coway Company Limited (Consumer discretionary, Household durables)	100,893	5,651,027
Hana Financial Group Incorporated (Financials, Banks)	72,842	2,704,384
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	6,050	7,902,882
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	42,377	1,750,374
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	279,622	12,613,243
		30,621,910
Thailand: 4.41%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	6,835,300	6,984,978
SCB X PCL (Financials, Banks)	2,839,800	9,535,095
		16,520,073
United Kingdom: 13.03%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	2,750,026	7,274,612
Entain plc (Consumer discretionary, Hotels, restaurants & leisure) †	289,567	5,441,058
Informa plc (Communication services, Media) †	1,459,140	10,350,986
Kingfisher plc (Consumer discretionary, Specialty retail)	407,451	1,284,925
Melrose Industries plc (Industrials, Industrial conglomerates)	3,602,731	5,235,118
NatWest Group plc (Financials, Banks)	2,688,583	7,212,895
Nomad Foods Limited (Consumer staples, Food products) †	392,047	7,237,188
Sensata Technologies Holding plc (Industrials, Electrical equipment) †	105,045	4,770,093
		48,806,875
United States: 12.13%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	27,428	5,475,452
Axalta Coating Systems Limited (Materials, Chemicals) †	211,493	5,365,577
Baker Hughes Incorporated (Energy, Energy equipment & services)	379,496	11,771,966
Berry Global Group Incorporated (Materials, Containers & packaging) †	67,716	3,815,797
Cognex Corporation (Information technology, Electronic equipment, instruments & components)	81,099	5,484,725
The accompanying notes are an integral part of these financial statements.

Allspring International Equity Fund  |  11

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
United States: (continued)
Gentex Corporation (Consumer discretionary, Auto components)	122,533	$ 3,596,344
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	4,526,860	9,920,910
		45,430,771
Total Common stocks (Cost $351,642,973)		362,869,551

		Yield
Short-term investments: 4.90%
Investment companies: 4.90%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	8,971,908	8,971,908
Securities Lending Cash Investments LLC ♠∩∞		0.46	9,397,800	9,397,800
Total Short-term investments (Cost $18,369,708)				18,369,708
Total investments in securities (Cost $370,012,681)	101.77%			381,239,259
Other assets and liabilities, net	(1.77)			(6,622,381)
Total net assets	100.00%			$374,616,878

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 5,388,960	$65,924,179	$(62,341,231)	$0	$0	$ 8,971,908	8,971,908	$ 2,720
Securities Lending Cash Investments LLC	11,811,045	12,163,729	(14,576,974)	0	0	9,397,800	9,397,800	1,472 #
				$0	$0	$18,369,708		$4,192

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring International Equity Fund

Statement of assets and liabilities—April 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $8,944,600 of securities loaned), at value (cost $351,642,973)	$ 362,869,551
Investments in affiliated securities, at value (cost $18,369,708)	18,369,708
Foreign currency, at value (cost $1,473,414)	1,460,550
Receivable for dividends	4,294,606
Receivable for investments sold	548,311
Receivable for Fund shares sold	199,884
Receivable for securities lending income, net	8,561
Prepaid expenses and other assets	160,311
Total assets	387,911,482
Liabilities
Payable upon receipt of securities loaned	9,397,800
Payable for investments purchased	3,342,545
Payable for Fund shares redeemed	237,017
Management fee payable	185,750
Administration fees payable	49,096
Distribution fees payable	3,191
Trustees’ fees and expenses payable	2,549
Accrued expenses and other liabilities	76,656
Total liabilities	13,294,604
Total net assets	$374,616,878
Net assets consist of
Paid-in capital	$ 453,423,360
Total distributable loss	(78,806,482)
Total net assets	$374,616,878
Computation of net asset value and offering price per share
Net assets – Class A	$ 142,362,528
Shares outstanding – Class A1	12,158,373
Net asset value per share – Class A	$11.71
Maximum offering price per share – Class A2	$12.42
Net assets – Class C	$ 4,715,837
Shares outstanding – Class C1	405,294
Net asset value per share – Class C	$11.64
Net assets – Class R	$ 321,249
Shares outstanding – Class R1	26,721
Net asset value per share – Class R	$12.02
Net assets – Class R6	$ 49,378,612
Shares outstanding – Class R6[1]	4,267,036
Net asset value per share – Class R6	$11.57
Net assets – Administrator Class	$ 10,777,543
Shares outstanding – Administrator Class[1]	935,612
Net asset value per share – Administrator Class	$11.52
Net assets – Institutional Class	$ 167,061,109
Shares outstanding – Institutional Class[1]	14,426,811
Net asset value per share – Institutional Class	$11.58
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring International Equity Fund  |  13

Statement of operations—six months ended April 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $555,265)	$ 6,992,016
Income from affiliated securities	31,122
Total investment income	7,023,138
Expenses
Management fee	1,732,907
Administration fees
Class A	167,185
Class C	5,789
Class R	328
Class R6	8,057
Administrator Class	8,417
Institutional Class	119,531
Shareholder servicing fees
Class A	197,984
Class C	6,872
Class R	390
Administrator Class	15,914
Distribution fees
Class C	20,571
Class R	390
Custody and accounting fees	41,669
Professional fees	20,750
Registration fees	32,748
Shareholder report expenses	26,262
Trustees’ fees and expenses	9,976
Other fees and expenses	31,383
Total expenses	2,447,123
Less: Fee waivers and/or expense reimbursements
Fund-level	(300,879)
Class A	(79,506)
Class C	(2,185)
Class R	(133)
Institutional Class	(50,789)
Net expenses	2,013,631
Net investment income	5,009,507
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(581,658)
Net change in unrealized gains (losses) on investments (net of deferred foreign capital gain tax of $70,263)	(52,283,471)
Net realized and unrealized gains (losses) on investments	(52,865,129)
Net decrease in net assets resulting from operations	$(47,855,622)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring International Equity Fund

Statement of changes in net assets

	Six months ended April 30, 2022 (unaudited)		Year ended October 31, 2021
Operations
Net investment income		$ 5,009,507		$ 6,379,919
Net realized gains (losses) on investments		(581,658)		20,151,780
Net change in unrealized gains (losses) on investments		(52,283,471)		30,643,586
Net increase (decrease) in net assets resulting from operations		(47,855,622)		57,175,285
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,710,378)		(2,333,735)
Class C		(21,809)		(37,942)
Class R		(1,515)		(3,874)
Class R6		(820,347)		(743,317)
Administrator Class		(139,186)		(186,179)
Institutional Class		(2,673,260)		(3,248,675)
Total distributions to shareholders		(5,366,495)		(6,553,722)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	260,772	3,370,625	546,840	7,198,490
Class C	8,867	114,162	19,692	262,480
Class R	8,922	107,247	2,396	31,876
Class R6	169,942	2,133,292	4,197,644	55,794,111
Administrator Class	9,318	117,818	855,147	10,999,599
Institutional Class	1,134,420	14,426,159	2,754,059	36,222,608
		20,269,303		110,509,164
Reinvestment of distributions
Class A	130,579	1,652,390	167,319	2,239,157
Class C	1,706	21,176	2,783	37,100
Class R	117	1,511	285	3,863
Class R6	19,557	245,537	22,455	294,741
Administrator Class	11,070	138,087	13,879	184,647
Institutional Class	206,756	2,595,973	231,283	3,061,679
		4,654,674		5,821,187
Payment for shares redeemed
Class A	(1,008,154)	(12,986,713)	(1,802,046)	(24,130,382)
Class C	(96,273)	(1,248,690)	(166,666)	(2,159,388)
Class R	(6,740)	(86,706)	(6,106)	(84,410)
Class R6	(131,175)	(1,627,491)	(6,059,973)	(81,589,088)
Administrator Class	(207,046)	(2,646,879)	(158,450)	(2,098,208)
Institutional Class	(1,485,791)	(18,772,361)	(3,586,322)	(47,206,208)
		(37,368,840)		(157,267,684)
Net asset value of shares issued in acquisition
Class A	0	0	7,842,133	105,650,203
Class C	0	0	73,140	973,663
Class R6	0	0	2,957,505	39,381,406
Administrator Class	0	0	354,359	4,729,637
Institutional Class	0	0	6,852,407	92,322,186
		0		243,057,095
Net increase (decrease) in net assets resulting from capital share transactions		(12,444,863)		202,119,762
Total increase (decrease) in net assets		(65,666,980)		252,741,325
Net assets
Beginning of period		440,283,858		187,542,533
End of period		$374,616,878		$ 440,283,858
The accompanying notes are an integral part of these financial statements.

Allspring International Equity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class A	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.34	$10.43	$11.38	$11.81	$13.43	$11.07
Net investment income	0.14	0.23 [1]	0.12	0.24 [1]	0.27	0.22
Net realized and unrealized gains (losses) on investments	(1.63)	2.89	(0.97)	(0.16)	(1.40)	2.47
Total from investment operations	(1.49)	3.12	(0.85)	0.08	(1.13)	2.69
Distributions to shareholders from
Net investment income	(0.14)	(0.21)	(0.10)	(0.51)	(0.49)	(0.33)
Net asset value, end of period	$11.71	$13.34	$10.43	$11.38	$11.81	$13.43
Total return[2]	(11.26)%	29.92%	(7.54)%	0.93%	(8.81)%	24.91%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.36%	1.48%	1.45%	1.39%	1.47%
Net expenses	1.13%	1.13%	1.13%	1.14%	1.14%	1.14%
Net investment income	2.26%	1.73%	1.12%	2.13%	1.97%	1.82%
Supplemental data
Portfolio turnover rate	31%	95%	73%	49%	62%	59%
Net assets, end of period (000s omitted)	$142,363	$170,419	$62,800	$81,110	$91,206	$109,655

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class C	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.22	$10.31	$11.28	$11.57	$13.13	$10.82
Net investment income	0.10 [1]	0.09 [1]	0.03 [1]	0.12 [1]	0.15	0.14
Net realized and unrealized gains (losses) on investments	(1.63)	2.89	(0.95)	(0.12)	(1.35)	2.40
Total from investment operations	(1.53)	2.98	(0.92)	0.00	(1.20)	2.54
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.05)	(0.29)	(0.36)	(0.23)
Net asset value, end of period	$11.64	$13.22	$10.31	$11.28	$11.57	$13.13
Total return[2]	(11.58)%	28.94%	(8.22)%	0.16%	(9.47)%	23.91%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.12%	2.22%	2.19%	2.14%	2.22%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	1.51%	0.72%	0.28%	1.07%	1.22%	1.26%
Supplemental data
Portfolio turnover rate	31%	95%	73%	49%	62%	59%
Net assets, end of period (000s omitted)	$4,716	$6,490	$5,794	$10,700	$22,963	$28,919

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Equity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.65	$10.65	$11.61	$11.98	$13.58	$11.20
Net investment income	0.13 [1]	0.16 [1]	0.07 [1]	0.22 [1]	0.23 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	(1.68)	3.00	(0.97)	(0.15)	(1.41)	2.48
Total from investment operations	(1.55)	3.16	(0.90)	0.07	(1.18)	2.68
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.06)	(0.44)	(0.42)	(0.30)
Net asset value, end of period	$12.02	$13.65	$10.65	$11.61	$11.98	$13.58
Total return[2]	(11.41)%	29.67%	(7.84)%	0.79%	(9.03)%	24.47%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.61%	1.67%	1.64%	1.64%	1.72%
Net expenses	1.39%	1.39%	1.39%	1.37%	1.39%	1.39%
Net investment income	2.01%	1.19%	0.64%	1.88%	1.72%	1.66%
Supplemental data
Portfolio turnover rate	31%	95%	73%	49%	62%	59%
Net assets, end of period (000s omitted)	$321	$333	$297	$794	$1,404	$1,996

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.22	$10.36	$11.31	$11.79	$13.44	$11.06
Net investment income	0.16	0.31	0.16	0.35	0.31	0.45 [1]
Net realized and unrealized gains (losses) on investments	(1.62)	2.81	(0.96)	(0.23)	(1.40)	2.27
Total from investment operations	(1.46)	3.12	(0.80)	0.12	(1.09)	2.72
Distributions to shareholders from
Net investment income	(0.19)	(0.26)	(0.15)	(0.60)	(0.56)	(0.34)
Net asset value, end of period	$11.57	$13.22	$10.36	$11.31	$11.79	$13.44
Total return[2]	(11.13)%	30.17%	(7.15)%	1.27%	(8.57)%	25.30%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	1.05%	1.01%	0.96%	1.03%
Net expenses	0.79%	0.79%	0.79%	0.81%	0.84%	0.84%
Net investment income	2.57%	1.70%	1.51%	2.23%	2.23%	3.55%
Supplemental data
Portfolio turnover rate	31%	95%	73%	49%	62%	59%
Net assets, end of period (000s omitted)	$49,379	$55,639	$32,011	$36,505	$63,414	$74,405

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Equity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Administrator Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.13	$10.28	$11.22	$11.62	$13.20	$10.88
Net investment income	0.14 [1]	0.27 [1]	0.10 [1]	0.23 [1]	0.20 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	(1.61)	2.80	(0.94)	(0.14)	(1.31)	2.43
Total from investment operations	(1.47)	3.07	(0.84)	0.09	(1.11)	2.64
Distributions to shareholders from
Net investment income	(0.14)	(0.22)	(0.10)	(0.49)	(0.47)	(0.32)
Net asset value, end of period	$11.52	$13.13	$10.28	$11.22	$11.62	$13.20
Total return[2]	(11.27)%	29.87%	(7.54)%	0.98%	(8.79)%	24.84%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.26%	1.39%	1.36%	1.31%	1.39%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	2.26%	2.06%	0.98%	2.00%	1.53%	1.79%
Supplemental data
Portfolio turnover rate	31%	95%	73%	49%	62%	59%
Net assets, end of period (000s omitted)	$10,778	$14,733	$589	$1,189	$5,152	$18,174

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring International Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.22	$10.34	$11.29	$11.76	$13.40	$11.05
Net investment income	0.16	0.25 [1]	0.14 [1]	0.33	0.30 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	(1.62)	2.88	(0.96)	(0.22)	(1.39)	2.43
Total from investment operations	(1.46)	3.13	(0.82)	0.11	(1.09)	2.71
Distributions to shareholders from
Net investment income	(0.18)	(0.25)	(0.13)	(0.58)	(0.55)	(0.36)
Net asset value, end of period	$11.58	$13.22	$10.34	$11.29	$11.76	$13.40
Total return[2]	(11.11)%	30.30%	(7.28)%	1.19%	(8.56)%	25.21%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.03%	1.15%	1.11%	1.06%	1.14%
Net expenses	0.84%	0.84%	0.84%	0.86%	0.89%	0.89%
Net investment income	2.54%	1.93%	1.33%	2.27%	2.31%	2.28%
Supplemental data
Portfolio turnover rate	31%	95%	73%	49%	62%	59%
Net assets, end of period (000s omitted)	$167,061	$192,670	$86,052	$150,749	$243,235	$236,946

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring International Equity Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

22  |  Allspring International Equity Fund

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Allspring International Equity Fund  |  23

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2022, the aggregate cost of all investments for federal income tax purposes was $372,838,172 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 43,911,078
Gross unrealized losses	(35,509,991)
Net unrealized gains	$ 8,401,087
As of October 31, 2021, the Fund had capital loss carryforwards which consisted of $9,528,577 in short-term capital losses and $75,459,247 in long-term capital losses. Losses may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24  |  Allspring International Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 7,677,693	$0	$ 7,677,693
Brazil	7,620,532	0	0	7,620,532
Canada	8,334,145	0	0	8,334,145
China	0	37,243,598	0	37,243,598
France	0	28,262,721	0	28,262,721
Germany	0	14,397,051	0	14,397,051
Hong Kong	0	5,941,398	0	5,941,398
India	0	6,544,331	0	6,544,331
Ireland	3,528,598	0	0	3,528,598
Israel	5,553,603	0	0	5,553,603
Italy	0	10,998,883	0	10,998,883
Japan	0	45,724,469	0	45,724,469
Luxembourg	0	3,341,064	0	3,341,064
Netherlands	0	27,043,185	0	27,043,185
Norway	0	9,278,651	0	9,278,651
South Korea	0	30,621,910	0	30,621,910
Thailand	16,520,073	0	0	16,520,073
United Kingdom	12,007,281	36,799,594	0	48,806,875
United States	35,509,861	9,920,910	0	45,430,771
Short-term investments
Investment companies	18,369,708	0	0	18,369,708
Total assets	$107,443,801	$273,795,458	$0	$381,239,259
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680

Allspring International Equity Fund  |  25

Notes to financial statements (unaudited)
Prior to March 1, 2022, the management fee rate was as follows:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.800
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the six months ended April 30, 2022, the management fee was equivalent to an annual rate of 0.83% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2022, the contractual expense caps are as follows:

26  |  Allspring International Equity Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.14%
Class C	1.89
Class R	1.39
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.84
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2022, Allspring Funds Distributor received $577 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2022 were $124,888,678 and $142,977,871, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Allspring International Equity Fund  |  27

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
SG Americas Securities LLC	$8,944,600	$(8,944,600)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. ACQUISITIONS
After the close of business on April 23, 2021, the Fund acquired the net assets of Wells Fargo International Value Fund (“International Value Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The Fund became the accounting and performance survivor in the transaction. The acquisition was accomplished by a tax-free exchange of all of the shares of International Value Fund for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class, and Institutional Class shares of International Value Fund each received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The investment portfolio of International Value Fund with a fair value of $23,947,423 (identified cost of $23,003,192) and $128,870,480 in cash at April 23, 2021 were the principal assets acquired by the Fund. On April 23, 2021, the aggregate net assets of International Value Fund and the Fund immediately prior to the acquisition were $156,960,476 and $343,413,612, respectively. The aggregate net assets of the Fund immediately after the acquisition were $500,374,088.
After the close of business on March 26, 2021, the Fund acquired the net assets of Wells Fargo Diversified International Fund (“Diversified International Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The Fund became the accounting and performance survivor in the transaction. The acquisition was accomplished by a tax-free exchange of all of the shares of Diversified International Fund for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class, and Institutional Class shares of Diversified International Fund each received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Diversified International Fund with a fair value of $85,802,932 and identified cost of $76,000,775 at March 26, 2021 were the principal assets acquired by the Fund. On March 26, 2021, the aggregate net assets of Diversified International Fund and the Fund immediately prior to the acquisition were $86,096,619 and $246,327,950, respectively. The aggregate net assets of the Fund immediately after the acquisition were $332,424,569.
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from each acquired fund were carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The value of net assets acquired, unrealized gains (losses) acquired, exchange ratio and number of shares issued were as follows:
Acquired funds	Value of net assets acquired	Unrealized gains	Exchange ratio	Number of shares issued
International Value Fund	$156,960,476	$ 944,231	1.12	3,910,472	Class A
			1.11	31,972	Class C
			1.12	871,897	Class R6
			1.15	287,858	Administrator Class
			1.12	6,503,392	Institutional Class
Diversified International Fund	86,096,619	9,802,157	1.00	3,931,661	Class A
			0.93	41,168	Class C
			1.03	2,085,608	Class R6
			1.04	66,501	Administrator Class
			0.95	349,015	Institutional Class
Assuming the acquisitions had been completed November 1, 2020, the beginning of the reporting period for the Fund, the pro forma results of operations for the year ended October 31, 2021 would have been as follows:
Net investment income	$ 8,499,421
Net realized and unrealized gains (losses) on investments	73,806,265
Net increase in net assets resulting from operations	$82,305,686

28  |  Allspring International Equity Fund

Notes to financial statements (unaudited)
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2022, there were no borrowings by the Fund under the agreement.
9. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring International Equity Fund  |  29

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2021. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$775,171	$0.0234	86.97%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Allspring International Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 137 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring International Equity Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Allspring International Equity Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring International Equity Fund  |  33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00401 06-22
SA240/SAR240 04-22

Semi-Annual Report
April 30, 2022
Allspring Special International Small Cap Fund

The views expressed and any forward-looking statements are as of April 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Special International Small Cap Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Special International Small Cap Fund for the six-month period that ended April 30, 2022. Global stocks and bonds declined during a challenging period. Despite progress on a global economic recovery from COVID-19, a spike in inflation, concerns regarding anticipated tightening of central bank monetary policy and turmoil caused by the Russian invasion of Ukraine all led to a retreat from financial market gains made earlier in 2021. Major stock and bond indexes, both U.S. and global, had substantial six-month losses.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 returned -9.65%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -11.87%, while the MSCI EM Index (Net) (USD),3 trailed both developed market counterparts with a return of -14.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.47%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 lost 13.25%, the Bloomberg Municipal Bond Index,6 returned -7.90%, and the ICE BofA U.S. High Yield Index,7 lost 7.22%.
Inflationary concerns and the Russia-Ukraine war caused markets to retreat.
In November 2021, as COVID-19 hospitalizations rose, most major global asset classes declined. Two exceptions were U.S. investment-grade bonds and Treasury Inflation-Protected Securities. President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index8, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the U.S. Federal Reserve (Fed) to discuss a faster pace of tapering, the Omicron strain created uncertainty. Commodities lost ground for the month, driven by sharp declines in oil prices (and energy costs in general) as well as precious metals.
Global volatility lessened in December as data indicated a lower risk of severe disease and death from the Omicron variant. Even so, several countries introduced restrictions on travel and hospitality, among other sectors, in an effort to reduce the spread. In the U.S., data indicated a stable economy overall, with robust corporate earnings. Consumer spending potential looked strong heading into 2022 on elevated household savings and the lowest household debt ratio since 1973. U.S. corporate and high-yield bonds had monthly gains while Treasuries declined. Bonds were strongly affected by the projection of multiple rate hikes in 2022 by senior Federal Open Market Committee members, up from previous projections of just one hike.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[8]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

2  |  Allspring Special International Small Cap Fund

Letter to shareholders (unaudited)
In January 2022, the main focus was on potential U.S. interest rate hikes and the Russia-Ukraine conflict. The Fed hinted that a March interest rate increase was likely. Meanwhile, Russia threatened a potential invasion of Ukraine, which could disrupt Russia’s massive energy supplies and drive demand from non-Russian oil-producing countries. Elsewhere overseas, Europe saw food and energy prices spike, leading to rising inflation. Within fixed income, corporate bonds struggled in January, underperforming government bonds, as investors focused on continued elevated inflation and ongoing uncertainty over the U.S. monetary path.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with ongoing high levels of volatility in March along with mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fed already-high inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak, creating a global ripple effect that compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics.”
“ U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Fed monetary tightening moves.”

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Special International Small Cap Fund  |  3

Letter to shareholders (unaudited)
Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Portfolio Impacts” for further information.

4  |  Allspring Special International Small Cap Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Stephen Giggie, CFA®‡, Oleg Makhorine, James Tringas, CFA®‡, Bryant VanCronkhite, CFA®‡, CPA

Average annual total returns (%) as of April 30, 2022
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Class R6 (WICRX)	5-31-2019	-20.33	4.19	1.70	0.96
Institutional Class (WICIX)	5-31-2019	-20.41	4.09	1.80	1.06
MSCI World ex US Small Cap Index (Net)[3]	–	-12.16	8.15 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund's website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through February 28, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.95% for Class R6, and 1.05% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Morgan Stanley Capital International (MSCI) World ex US Small Cap Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Special International Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of April 30, 2022[1]
Ansell Limited	4.16
Spectris plc	4.17
Alten SA	3.99
Viscofan SA	3.74
Britvic plc	3.08
Barco NV	2.98
Gerresheimer AG	2.77
Tate & Lyle plc	2.74
Orix JREIT Incorporated	2.66
DTS Corporation	2.49
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Special International Small Cap Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 11-1-2021	Ending account value 4-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$ 785.79	$4.21	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Institutional Class
Actual	$1,000.00	$ 785.07	$4.65	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.84%
Australia: 7.62%
Ansell Limited (Health care, Health care equipment & supplies)	190,748	$ 3,653,437
Inghams Group Limited (Consumer staples, Food products)	541,700	1,172,824
Orora Limited (Materials, Containers & packaging)	662,529	1,856,627
		6,682,888
Austria: 1.18%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	5,872	1,033,277
Belgium: 3.97%
Azelis Group NV (Industrials, Trading companies & distributors) †	35,184	866,525
Barco NV (Information technology, Electronic equipment, instruments & components)	115,944	2,611,042
		3,477,567
Canada: 5.48%
ATS Automation Tooling Systems (Industrials, Machinery) †	20,900	609,926
Canadian Western Bank (Financials, Banks)	36,900	930,938
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	116,500	1,598,797
Primo Water Corporation (Consumer staples, Beverages)	114,000	1,667,427
		4,807,088
France: 4.94%
Alten SA (Information technology, IT services)	26,065	3,498,124
M6 Métropole Télévision SA (Communication services, Media) «	45,000	835,072
		4,333,196
Germany: 8.11%
Cancom SE (Information technology, IT services)	26,178	1,264,069
Gerresheimer AG (Health care, Life sciences tools & services)	35,013	2,432,085
Krones AG (Industrials, Machinery)	16,821	1,298,810
TAG Immobilien AG (Real estate, Real estate management & development)	105,940	2,117,258
		7,112,222
Ireland: 0.98%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	558,515	855,526
Italy: 5.49%
Azimut Holding SpA (Financials, Capital markets)	28,329	601,308
Buzzi Unicem SpA (Materials, Construction materials)	58,891	1,090,583
De'Longhi SpA (Consumer discretionary, Household durables)	31,861	772,621
GVS SpA (Industrials, Machinery)	181,296	1,510,045
Interpump Group SpA (Industrials, Machinery)	20,766	839,564
		4,814,121
Japan: 21.89%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	88,900	1,900,141
Daiseki Company Limited (Industrials, Commercial services & supplies)	48,360	1,739,324
DTS Corporation (Information technology, IT services)	99,500	2,183,164
Ezaki Glico Company Limited (Consumer staples, Food products)	16,700	478,765
Fuji Seal International Incorporated (Materials, Containers & packaging)	69,100	917,717
Horiba Limited (Information technology, Electronic equipment, instruments & components)	25,400	1,235,794
Kamigumi Company Limited (Industrials, Transportation infrastructure)	64,200	1,090,045
The accompanying notes are an integral part of these financial statements.

Allspring Special International Small Cap Fund  |  9

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Meitec Corporation (Industrials, Professional services)	38,900	$ 2,064,808
Nihon Parkerizing Company Limited (Materials, Chemicals)	96,000	679,022
Orix JREIT Incorporated (Real estate, Equity REITs)	1,725	2,331,718
PHC Holdings Corporation (Health care, Health care equipment & supplies)	25,500	348,108
San-A Company Limited (Consumer staples, Food & staples retailing)	39,300	1,233,720
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	28,700	797,252
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	76,300	1,280,439
Taikisha Limited (Industrials, Construction & engineering)	37,100	915,461
		19,195,478
Luxembourg: 0.67%
Novem Group SA (Financials, Diversified financial services) †	8,926	73,449
Stabilus SA (Industrials, Machinery)	10,980	517,173
		590,622
Netherlands: 2.25%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †«	64,356	768,411
TKH Group NV (Industrials, Electrical equipment)	24,619	1,207,321
		1,975,732
Norway: 1.03%
Atea ASA (Information technology, IT services)	60,794	724,403
Elopak ASA (Materials, Containers & packaging) †	118,431	176,522
		900,925
Spain: 4.98%
Vidrala SA (Materials, Containers & packaging)	15,123	1,083,649
Viscofan SA (Consumer staples, Food products)	59,483	3,283,717
		4,367,366
Sweden: 3.44%
Hexpol AB (Materials, Chemicals) «	102,875	883,302
Loomis AB (Industrials, Commercial services & supplies)	85,528	2,130,993
		3,014,295
Switzerland: 3.52%
Arbonia AG (Industrials, Building products)	65,139	1,159,990
Bossard Holding AG (Industrials, Trading companies & distributors)	2,960	640,788
Bucher Industries AG (Industrials, Machinery)	2,267	817,332
Montana Aeroaspace AG (Industrials, Aerospace & defense) 144A†	30,713	468,225
		3,086,335
United Kingdom: 21.29%
Britvic plc (Consumer staples, Beverages)	250,715	2,701,793
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	335,335	1,465,715
Elementis plc (Materials, Chemicals) †	751,803	1,141,981
Lancashire Holdings Limited (Financials, Insurance)	168,218	891,537
Micro Focus International plc (Information technology, Software)	160,205	756,519
Morgan Advanced Materials plc (Industrials, Machinery)	165,341	579,844
Nomad Foods Limited (Consumer staples, Food products) †	103,350	1,907,841
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
S4 Capital plc (Communication services, Media) †	422,576	$ 1,598,331
Spectris plc (Information technology, Electronic equipment, instruments & components)	99,872	3,652,709
SSP Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	272,528	804,400
Tate & Lyle plc (Consumer staples, Food products)	247,166	2,402,355
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	566,283	760,291
		18,663,316
Total Common stocks (Cost $102,519,077)		84,909,954

		Yield
Short-term investments: 5.08%
Investment companies: 5.08%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	2,014,443	2,014,443
Securities Lending Cash Investments LLC ♠∩∞		0.46	2,443,452	2,443,452
Total Short-term investments (Cost $4,457,895)				4,457,895
Total investments in securities (Cost $106,976,972)	101.92%			89,367,849
Other assets and liabilities, net	(1.92)			(1,685,756)
Total net assets	100.00%			$87,682,093

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$150,606	$42,477,314	$(40,613,477)	$0	$0	$ 2,014,443	2,014,443	$ 1,144
Securities Lending Cash Investments LLC	335,175	4,462,007	(2,353,730)	0	0	2,443,452	2,443,452	218 #
				$0	$0	$4,457,895		$1,362

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Special International Small Cap Fund  |  11

Statement of assets and liabilities—April 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $2,342,224 of securities loaned), at value (cost $102,519,077)	$ 84,909,954
Investments in affiliated securities, at value (cost $4,457,895)	4,457,895
Foreign currency, at value (cost $315,650)	306,082
Receivable for dividends	390,437
Receivable for Fund shares sold	147,469
Receivable for securities lending income, net	286
Prepaid expenses and other assets	14,968
Total assets	90,227,091
Liabilities
Payable upon receipt of securities loaned	2,443,452
Management fee payable	54,349
Administration fees payable	4,293
Trustees’ fees and expenses payable	2,905
Accrued expenses and other liabilities	39,999
Total liabilities	2,544,998
Total net assets	$ 87,682,093
Net assets consist of
Paid-in capital	$106,787,899
Total distributable loss	(19,105,806)
Total net assets	$ 87,682,093
Computation of net asset value per share
Net assets – Class R6	$ 64,390,103
Shares outstanding – Class R6[1]	5,979,166
Net asset value per share – Class R6	$10.77
Net assets – Institutional Class	$ 23,291,990
Shares outstanding – Institutional Class[1]	2,160,530
Net asset value per share – Institutional Class	$10.78
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Special International Small Cap Fund

Statement of operations—six months ended April 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $69,672)	$ 737,153
Income from affiliated securities	1,800
Total investment income	738,953
Expenses
Management fee	337,045
Administration fees
Class R6	9,234
Institutional Class	6,107
Custody and accounting fees	19,291
Professional fees	21,407
Registration fees	10,307
Shareholder report expenses	6,591
Trustees’ fees and expenses	9,976
Other fees and expenses	4,521
Total expenses	424,479
Less: Fee waivers and/or expense reimbursements
Fund-level	(82,737)
Net expenses	341,742
Net investment income	397,211
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(1,625,727)
Foreign currency and foreign currency translations	(53,291)
Net realized losses on investments	(1,679,018)
Net change in unrealized gains (losses) on
Unaffiliated securities	(17,256,473)
Foreign currency and foreign currency translations	(10,705)
Net change in unrealized gains (losses) on investments	(17,267,178)
Net realized and unrealized gains (losses) on investments	(18,946,196)
Net decrease in net assets resulting from operations	$(18,548,985)
The accompanying notes are an integral part of these financial statements.

Allspring Special International Small Cap Fund  |  13

Statement of changes in net assets

	Six months ended April 30, 2022 (unaudited)		Year ended October 31, 2021
Operations
Net investment income		$ 397,211		$ 140,998
Net realized gains (losses) on investments		(1,679,018)		508,817
Net change in unrealized gains (losses) on investments		(17,267,178)		(546,860)
Net increase (decrease) in net assets resulting from operations		(18,548,985)		102,955
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(801,820)		(45,080)
Institutional Class		(2,079)		(892)
Total distributions to shareholders		(803,899)		(45,972)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	1,872,333	23,720,529	3,562,901	51,281,800
Institutional Class	2,158,323	26,158,258	681	10,000
		49,878,787		51,291,800
Reinvestment of distributions
Class R6	53,932	717,191	0	0
Institutional Class	156	2,079	8	90
		719,270		90
Payment for shares redeemed
Institutional Class	(9,164)	(105,145)	(595)	(8,136)
Net increase in net assets resulting from capital share transactions		50,492,912		51,283,754
Total increase in net assets		31,140,028		51,340,737
Net assets
Beginning of period		56,542,065		5,201,328
End of period		$ 87,682,093		$56,542,065
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Special International Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Class R6	Six months ended April 30, 2022 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$13.91	$10.38	$10.58	$10.00
Net investment income	0.06	0.06	0.09	0.05
Net realized and unrealized gains (losses) on investments	(3.00)	3.56	(0.03)	0.53
Total from investment operations	(2.94)	3.62	(0.06)	0.58
Distributions to shareholders from
Net investment income	(0.07)	(0.05)	(0.15)	0.00
Net realized gains	(0.13)	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.20)	(0.09)	(0.26)	0.00
Net asset value, end of period	$10.77	$13.91	$10.38	$10.58
Total return[2]	(21.42)%	35.04%	0.42%	5.80%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.68%	5.69%	7.81%
Net expenses	0.95%	0.95%	0.95%	0.95%
Net investment income	0.99%	0.70%	0.93%	1.24%
Supplemental data
Portfolio turnover rate	10%	19%	45%	14%
Net assets, end of period (000s omitted)	$64,390	$56,386	$5,086	$5,183

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special International Small Cap Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended October 31
Institutional Class	Six months ended April 30, 2022 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$13.92	$10.38	$10.57	$10.00
Net investment income	0.11 [2]	0.13	0.08	0.05
Net realized and unrealized gains (losses) on investments	(3.06)	3.49	(0.03)	0.52
Total from investment operations	(2.95)	3.62	0.05	0.57
Distributions to shareholders from
Net investment income	(0.06)	(0.04)	(0.13)	0.00
Net realized gains	(0.13)	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.19)	(0.08)	(0.24)	0.00
Net asset value, end of period	$10.78	$13.92	$10.38	$10.57
Total return[3]	(21.49)%	35.00%	0.35%	5.70%
Ratios to average net assets (annualized)
Gross expenses	1.28%	2.73%	5.76%	7.91%
Net expenses	1.05%	1.05%	1.05%	1.05%
Net investment income	1.97%	1.00%	0.83%	1.14%
Supplemental data
Portfolio turnover rate	10%	19%	45%	14%
Net assets, end of period (000s omitted)	$23,292	$156	$115	$106

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund (the "Fund") which is a diversified series of the Trust.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC, the Fund's principal underwriter. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement which became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

Allspring Special International Small Cap Fund  |  17

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

18  |  Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
As of April 30, 2022, the aggregate cost of all investments for federal income tax purposes was $105,339,460 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 424,272
Gross unrealized losses	(16,395,883)
Net unrealized losses	$(15,971,611)
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 6,682,888	$0	$ 6,682,888
Austria	0	1,033,277	0	1,033,277
Belgium	0	3,477,567	0	3,477,567
Canada	4,807,088	0	0	4,807,088
France	0	4,333,196	0	4,333,196
Germany	0	7,112,222	0	7,112,222
Ireland	855,526	0	0	855,526
Italy	0	4,814,121	0	4,814,121
Japan	0	19,195,478	0	19,195,478
Luxembourg	73,449	517,173	0	590,622
Netherlands	768,411	1,207,321	0	1,975,732
Norway	176,522	724,403	0	900,925
Spain	0	4,367,366	0	4,367,366
Sweden	0	3,014,295	0	3,014,295
Switzerland	0	3,086,335	0	3,086,335
United Kingdom	6,075,349	12,587,967	0	18,663,316
Short-term investments
Investment companies	4,457,895	0	0	4,457,895
Total assets	$17,214,240	$72,153,609	$0	$89,367,849

Allspring Special International Small Cap Fund  |  19

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2022, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

20  |  Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class R6	0.95%
Institutional Class	1.05
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2022 were $54,244,612 and $6,622,648, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of April 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Citigroup Global Markets Incorporated	$1,693,058	$(1,693,058)	$0
JPMorgan Securities LLC	649,166	(649,166)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended April 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector and Europe. A fund that invests a substantial portion of its assets in any sector and geographic region may be more affected by changes in that sector and geographic region than would be a fund whose investments are not heavily weighted in any sector and geographic region.

Allspring Special International Small Cap Fund  |  21

Notes to financial statements (unaudited)
A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2022, Allspring Funds Management or one of its affiliates owned 62% of Class R6 of the Fund.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring Special International Small Cap Fund

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2021. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$25,284	$0.0062	72.85%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special International Small Cap Fund  |  23

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 137 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Allspring Special International Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Special International Small Cap Fund  |  25

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26  |  Allspring Special International Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0522-00402 06-22
SA296/SAR296 04-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: June 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date: June 27, 2022

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: June 27, 2022